UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-09333

                         OPPENHEIMER MAIN STREET SMALL CAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  JUNE 30
                                                                -------

          Date of reporting period: JULY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003 / UNAUDITED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 COMMON STOCKS--99.7%
-----------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--17.3%
-----------------------------------------------------------------------------
 AUTO COMPONENTS--1.4%
 ArvinMeritor, Inc.                                  123,500   $    2,978,820
-----------------------------------------------------------------------------
 Cooper Tire &
 Rubber Co.                                           38,000          812,440
-----------------------------------------------------------------------------
 Dana Corp.                                          142,400        2,613,040
-----------------------------------------------------------------------------
 Drew Industries, Inc. 1                             124,300        3,455,540
-----------------------------------------------------------------------------
 Dura Automotive
 Systems, Inc. 1                                      32,900          420,133
-----------------------------------------------------------------------------
 Goodyear Tire &
 Rubber Co. 1                                        122,000          958,920
-----------------------------------------------------------------------------
 IMPCO
 Technologies, Inc. 1                                 69,300          604,296
-----------------------------------------------------------------------------
 Keystone Automotive
 Industries, Inc. 1                                   32,800          831,808
-----------------------------------------------------------------------------
 Modine
 Manufacturing Co.                                   119,700        3,229,506
-----------------------------------------------------------------------------
 Quantum Fuel Systems
 Technologies
 Worldwide, Inc. 1                                   169,900        1,365,996
-----------------------------------------------------------------------------
 Raytech Corp. 1                                       5,000           16,600
-----------------------------------------------------------------------------
 Sauer-Danfoss, Inc.                                  26,100          422,820
-----------------------------------------------------------------------------
 Spartan Motors, Inc.                                 53,700          542,370
-----------------------------------------------------------------------------
 Sports Resorts
 International, Inc. 1                                 2,200           11,132
-----------------------------------------------------------------------------
 Stoneridge, Inc. 1                                   13,400          201,670
-----------------------------------------------------------------------------
 Strattec
 Security Corp. 1                                      6,200          377,642
-----------------------------------------------------------------------------
 Tenneco
 Automotive, Inc. 1                                  310,400        2,076,576
-----------------------------------------------------------------------------
 Tower
 Automotive, Inc. 1                                   38,100          260,223
-----------------------------------------------------------------------------
 Universal Technical
 Institute, Inc. 1                                    60,500        1,815,000
-----------------------------------------------------------------------------
 Visteon Corp.                                       142,900        1,487,589
                                                               --------------
                                                                   24,482,121
-----------------------------------------------------------------------------
 AUTOMOBILES--0.1%
 Coachmen
 Industries, Inc.                                     24,700          447,317
-----------------------------------------------------------------------------
 Winnebago
 Industries, Inc.                                     11,400          783,750
                                                               --------------
                                                                    1,231,067


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 DISTRIBUTORS--0.2%
 Andersons,
 Inc. (The)                                            9,300   $      148,493
-----------------------------------------------------------------------------
 Handleman Co.                                        97,600        2,003,728
-----------------------------------------------------------------------------
 Pomeroy Computer
 Resources, Inc.                                      12,000          176,880
-----------------------------------------------------------------------------
 Source Information
 Management
 Co. (The) 1                                          89,000          945,180
-----------------------------------------------------------------------------
 WESCO
 International, Inc. 1                                 3,200           28,320
-----------------------------------------------------------------------------
                                                                    3,302,601
                                                               --------------

-----------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.2%
 Alliance
 Gaming Corp. 1                                      169,500        4,178,175
-----------------------------------------------------------------------------
 Ambassadors
 Group, Inc.                                          38,200          897,318
-----------------------------------------------------------------------------
 Argosy
 Gaming Co. 1                                         32,600          847,274
-----------------------------------------------------------------------------
 Aztar Corp. 1                                       225,900        5,082,750
-----------------------------------------------------------------------------
 Buffalo Wild
 Wings, Inc. 1                                        28,200          731,790
-----------------------------------------------------------------------------
 CBRL
 Group, Inc.                                          27,800        1,063,628
-----------------------------------------------------------------------------
 CEC Entertainment,
 Inc. 1                                              105,900        5,018,601
-----------------------------------------------------------------------------
 Checkers Drive-In
 Restaurants, Inc. 1                                  27,000          281,070
-----------------------------------------------------------------------------
 Choice Hotels
 International, Inc. 1                               128,500        4,529,625
-----------------------------------------------------------------------------
 Dave &
 Buster's, Inc. 1                                    153,000        1,940,040
-----------------------------------------------------------------------------
 Dover Downs
 Gaming &
 Entertainment, Inc.                                  33,300          315,018
-----------------------------------------------------------------------------
 Frisch's
 Restaurants, Inc.                                     2,800           80,640
-----------------------------------------------------------------------------
 Isle of Capri
 Casinos, Inc. 1                                     148,200        3,181,854
-----------------------------------------------------------------------------
 Jack in the
 Box, Inc. 1                                         147,200        3,144,192
-----------------------------------------------------------------------------
 Multimedia
 Games, Inc. 1                                        68,200        2,803,020
-----------------------------------------------------------------------------
 Orbitz, Inc., Cl. A 1                                38,500          893,200
-----------------------------------------------------------------------------
 Papa John's
 International, Inc. 1                                45,000        1,502,100

9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Penn National
 Gaming, Inc. 1                                      100,600   $    2,321,848
-----------------------------------------------------------------------------
 Pinnacle
 Entertainment, Inc. 1                                45,700          425,924
-----------------------------------------------------------------------------
 Prime
 Hospitality Corp. 1                                 101,000        1,030,200
-----------------------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1                               174,100        4,255,004
-----------------------------------------------------------------------------
 Ryan's Family Steak
 Houses, Inc. 1                                       42,550          644,207
-----------------------------------------------------------------------------
 Scientific Games
 Corp., Cl. A 1                                      172,700        2,937,627
-----------------------------------------------------------------------------
 Shuffle Master, Inc. 1                               66,750        2,310,885
-----------------------------------------------------------------------------
 Six Flags, Inc. 1                                   292,000        2,195,840
-----------------------------------------------------------------------------
 Steak n Shake
 Co. (The) 1                                          76,000        1,356,600
-----------------------------------------------------------------------------
 Total Entertainment
 Restaurant Corp. 1                                   77,400          934,992
-----------------------------------------------------------------------------
 WMS Industries, Inc. 1                              120,400        3,154,480
                                                               --------------
                                                                   58,057,902

-----------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.9%
 Beazer Homes
 USA, Inc.                                            55,831        5,452,455
-----------------------------------------------------------------------------
 Blount
 International, Inc. 1                                 5,300           41,711
-----------------------------------------------------------------------------
 Boyds Collection
 Ltd. (The) 1                                         19,800           84,150
-----------------------------------------------------------------------------
 Brookfield
 Homes Corp.                                          52,900        1,363,233
-----------------------------------------------------------------------------
 Chromcraft
 Revington, Inc. 1                                     6,100           69,174
-----------------------------------------------------------------------------
 CSS
 Industries, Inc.                                     49,450        1,533,445
-----------------------------------------------------------------------------
 Department 56, Inc. 1                                44,200          579,020
-----------------------------------------------------------------------------
 Emerson
 Radio Corp. 1                                        50,000          188,000
-----------------------------------------------------------------------------
 Enesco Group, Inc. 1                                 14,700          151,704
-----------------------------------------------------------------------------
 Flexsteel
 Industries, Inc.                                      3,600           81,000
-----------------------------------------------------------------------------
 Helen of Troy Ltd. 1                                143,100        3,312,765
-----------------------------------------------------------------------------
 Hooker
 Furniture Corp.                                      21,800          889,440
-----------------------------------------------------------------------------
 Hovnanian
 Enterprises,
 Inc., Cl. A 1                                        18,500        1,610,610


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Interface, Inc., Cl. A 1                             42,600   $      235,578
-----------------------------------------------------------------------------
 Jarden Corp. 1                                      150,200        4,106,468
-----------------------------------------------------------------------------
 Kimball
 International,
 Inc., Cl. B                                          33,500          520,925
-----------------------------------------------------------------------------
 Libbey, Inc.                                          2,400           68,352
-----------------------------------------------------------------------------
 M.D.C. Holdings, Inc.                                42,878        2,765,631
-----------------------------------------------------------------------------
 M/I Schottenstein
 Homes, Inc.                                          62,400        2,436,720
-----------------------------------------------------------------------------
 Meritage Corp. 1                                     73,700        4,887,047
-----------------------------------------------------------------------------
 Mestek, Inc. 1                                       14,900          286,974
-----------------------------------------------------------------------------
 Movado Group, Inc.                                   37,100        1,047,333
-----------------------------------------------------------------------------
 National Presto
 Industries, Inc.                                      8,100          292,815
-----------------------------------------------------------------------------
 Russ Berrie &
 Co., Inc.                                            13,600          461,040
-----------------------------------------------------------------------------
 Ryland Group,
 Inc. (The)                                           13,400        1,187,776
-----------------------------------------------------------------------------
 Standard
 Pacific Corp.                                       115,300        5,597,815
-----------------------------------------------------------------------------
 Stanley Furniture
 Co., Inc.                                             8,100          255,150
-----------------------------------------------------------------------------
 Technical Olympic
 USA, Inc. 1                                          94,900        2,612,597
-----------------------------------------------------------------------------
 Tempur-Pedic
 International, Inc. 1                               167,400        2,594,700
-----------------------------------------------------------------------------
 Tripath
 Technology, Inc. 1                                  236,100        1,629,090
-----------------------------------------------------------------------------
 Universal
 Electronics, Inc. 1                                     700            8,918
-----------------------------------------------------------------------------
 William Lyon
 Homes, Inc. 1                                        48,800        3,063,176
-----------------------------------------------------------------------------
 Yankee Candle,
 Inc. (The) 1                                        104,000        2,842,320
                                                               --------------
                                                                   52,257,132

-----------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.2%
 Coldwater
 Creek, Inc. 1                                        15,000          165,000
-----------------------------------------------------------------------------
 FTD, Inc., Cl. A 1                                    5,700          140,448
-----------------------------------------------------------------------------
 PC Connection, Inc. 1                               127,700        1,068,849
-----------------------------------------------------------------------------
 Provide
 Commerce, Inc. 1                                     76,100        1,154,437
-----------------------------------------------------------------------------
 ValueVision Media,
 Inc., Cl. A 1                                        28,300          472,610
                                                               --------------
                                                                    3,001,344

10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.2%
 Action Performance
 Cos., Inc.                                          129,675   $    2,541,630
-----------------------------------------------------------------------------
 Arctic Cat, Inc.                                      3,900           96,330
-----------------------------------------------------------------------------
 Callaway Golf Co.                                   262,500        4,423,125
-----------------------------------------------------------------------------
 Concord
 Camera Corp. 1                                      113,700        1,051,725
-----------------------------------------------------------------------------
 Marine
 Products Corp.                                        6,900          129,720
-----------------------------------------------------------------------------
 MarineMax, Inc. 1                                   205,400        3,990,922
-----------------------------------------------------------------------------
 Marvel
 Enterprises, Inc. 1                                 116,500        3,391,315
-----------------------------------------------------------------------------
 Nautilus Group,
 Inc. (The)                                          191,800        2,694,790
-----------------------------------------------------------------------------
 RC2 Corp. 1                                          14,400          298,800
-----------------------------------------------------------------------------
 SCP Pool Corp. 1                                     60,100        1,964,068
-----------------------------------------------------------------------------
 Steinway Musical
 Instruments, Inc. 1                                   5,700          140,790
-----------------------------------------------------------------------------
 Sturm, Ruger &
 Co., Inc.                                            36,200          411,594
                                                               --------------
                                                                   21,134,809
-----------------------------------------------------------------------------
 MEDIA--1.2%
 Acme
 Communications,
 Inc. 1                                                4,800           42,192
-----------------------------------------------------------------------------
 Advo, Inc.                                           61,350        1,948,476
-----------------------------------------------------------------------------
 APAC
 Teleservices, Inc. 1                                  8,900           23,140
-----------------------------------------------------------------------------
 Carmike
 Cinemas, Inc. 1                                       4,700          163,795
-----------------------------------------------------------------------------
 Courier Corp.                                        12,150          467,423
-----------------------------------------------------------------------------
 Digital Generation
 Systems, Inc. 1                                     192,300          430,752
-----------------------------------------------------------------------------
 Entravision
 Communications
 Corp. 1                                              89,600          994,560
-----------------------------------------------------------------------------
 Fisher
 Communications,
 Inc. 1                                                1,500           76,500
-----------------------------------------------------------------------------
 Grey Global
 Group, Inc.                                           4,200        2,868,810
-----------------------------------------------------------------------------
 Hollinger
 International, Inc.                                  67,700        1,057,474
-----------------------------------------------------------------------------
 Insight
 Communications
 Co., Inc. 1                                         220,300        2,271,293


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 MEDIA Continued
 Knology, Inc. 1                                     140,000   $    1,262,800
-----------------------------------------------------------------------------
 LodgeNet
 Entertainment Corp. 1                                   900           16,452
-----------------------------------------------------------------------------
 Mediacom
 Communications
 Corp. 1                                             137,800        1,194,726
-----------------------------------------------------------------------------
 Pegasus
 Communications
 Corp. 1                                               1,700           47,736
-----------------------------------------------------------------------------
 R.H. Donnelley
 Corp. 1                                             123,200        4,908,288
-----------------------------------------------------------------------------
 RCN Corp. 1                                         157,200          125,760
-----------------------------------------------------------------------------
 Reading
 International, Inc. 1                                 4,900           29,008
-----------------------------------------------------------------------------
 Salem
 Communications
 Corp., Cl. A 1                                       14,600          395,952
-----------------------------------------------------------------------------
 Thomas Nelson, Inc.                                  70,200        1,356,966
-----------------------------------------------------------------------------
 TiVo, Inc. 1                                        289,400        2,141,560
-----------------------------------------------------------------------------
 Young Broadcasting,
 Inc., Cl. A 1                                         7,400          148,296
                                                               --------------
                                                                   21,971,959

-----------------------------------------------------------------------------
 MULTILINE RETAIL--0.0%
 Bon-Ton Stores, Inc.                                 22,300          247,530
-----------------------------------------------------------------------------
 Shopko Stores, Inc. 1                                16,200          247,050
                                                               --------------
                                                                      494,580
-----------------------------------------------------------------------------
 SPECIALTY RETAIL--5.1%
 Aeropostale, Inc. 1                                 141,800        3,888,156
-----------------------------------------------------------------------------
 America's
 Car-Mart, Inc. 1                                     27,500          740,300
-----------------------------------------------------------------------------
 Asbury Automotive
 Group, Inc. 1                                        15,700          281,187
-----------------------------------------------------------------------------
 Big 5 Sporting
 Goods Corp. 1                                        62,700        1,313,565
-----------------------------------------------------------------------------
 Blair Corp.                                          40,600          988,204
-----------------------------------------------------------------------------
 Bombay Co.,
 Inc. (The) 1                                        363,300        2,957,262
-----------------------------------------------------------------------------
 Borders Group, Inc. 1                                32,900          721,168
-----------------------------------------------------------------------------
 Brookstone, Inc. 1                                  163,750        3,489,513
-----------------------------------------------------------------------------
 Buckle, Inc. (The)                                    8,900          197,135
-----------------------------------------------------------------------------
 Building Materials
 Holding Corp.                                       122,200        1,897,766
-----------------------------------------------------------------------------
 Cache, Inc. 1                                        46,000          958,180

11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Casual Male Retail
 Group, Inc. 1                                        41,200   $      285,928
-----------------------------------------------------------------------------
 Christopher &
 Banks Corp.                                         158,650        3,098,435
-----------------------------------------------------------------------------
 Claire's Stores, Inc.                               114,600        2,159,064
-----------------------------------------------------------------------------
 Cost Plus, Inc. 1                                     5,900          241,900
-----------------------------------------------------------------------------
 CSK Auto Corp. 1                                     89,300        1,676,161
-----------------------------------------------------------------------------
 Deb Shops, Inc.                                       2,200           47,300
-----------------------------------------------------------------------------
 Dress Barn, Inc. (The) 1                             99,900        1,497,501
-----------------------------------------------------------------------------
 Finish Line, Inc.
 (The), Cl. A 1                                      147,100        4,408,587
-----------------------------------------------------------------------------
 Finlay
 Enterprises, Inc. 1                                  33,900          479,007
-----------------------------------------------------------------------------
 Footstar, Inc. 1                                    333,800        1,295,144
-----------------------------------------------------------------------------
 Friedman's, Inc., Cl. A                              31,900          214,049
-----------------------------------------------------------------------------
 GameStop Corp. 1                                     96,100        1,480,901
-----------------------------------------------------------------------------
 Goody's Family
 Clothing, Inc.                                      152,700        1,429,272
-----------------------------------------------------------------------------
 Guess?, Inc. 1                                      146,600        1,769,462
-----------------------------------------------------------------------------
 Hancock Fabrics, Inc.                                85,900        1,243,832
-----------------------------------------------------------------------------
 Hibbett Sporting
 Goods, Inc. 1                                        65,925        1,964,565
-----------------------------------------------------------------------------
 Hollywood
 Entertainment Corp. 1                               241,100        3,315,125
-----------------------------------------------------------------------------
 Hot Topic, Inc. 1                                   100,750        2,968,095
-----------------------------------------------------------------------------
 Jos. A. Banks
 Clothiers, Inc. 1                                    79,800        2,768,262
-----------------------------------------------------------------------------
 Loehmann's
 Holdings, Inc. 1                                     34,900          669,382
-----------------------------------------------------------------------------
 Men's Wearhouse,
 Inc. (The) 1                                        168,400        4,211,684
-----------------------------------------------------------------------------
 Monro Muffler
 Brake, Inc. 1                                        61,500        1,230,615
-----------------------------------------------------------------------------
 Movie Gallery, Inc. 1                               148,325        2,770,711
-----------------------------------------------------------------------------
 NetFlix.com, Inc. 1                                  88,400        4,834,596
-----------------------------------------------------------------------------
 Noland Co.                                            4,500          186,750
-----------------------------------------------------------------------------
 Pacific Sunwear of
 California, Inc.                                    136,725        2,887,632
-----------------------------------------------------------------------------
 Rent-Way, Inc. 1                                     33,400          273,546
-----------------------------------------------------------------------------
 Restoration
 Hardware, Inc. 1                                     72,400          343,900
-----------------------------------------------------------------------------
 Rex Stores Corp. 1                                   30,200          427,632
-----------------------------------------------------------------------------
 Select Comfort
 Corp. 1                                             135,500        3,354,980


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Sharper Image
 Corp. 1                                             127,800   $    4,172,670
-----------------------------------------------------------------------------
 Shoe Carnival, Inc. 1                                23,700          421,860
-----------------------------------------------------------------------------
 Sports Authority,
 Inc. (The) 1                                         77,298        2,968,243
-----------------------------------------------------------------------------
 Syms Corp. 1                                          8,000           55,120
-----------------------------------------------------------------------------
 TBC Corp. 1                                         114,500        2,955,245
-----------------------------------------------------------------------------
 Tractor Supply Co. 1                                 49,600        1,928,944
-----------------------------------------------------------------------------
 Trans World
 Entertainment Corp. 1                                18,700          133,144
-----------------------------------------------------------------------------
 Tuesday
 Morning Corp. 1                                      90,100        2,725,525
-----------------------------------------------------------------------------
 Tweeter Home
 Entertainment
 Group, Inc. 1                                        49,700          469,665
-----------------------------------------------------------------------------
 United Auto
 Group, Inc.                                         104,200        3,261,460
-----------------------------------------------------------------------------
 Whitehall
 Jewellers, Inc. 1                                    19,400          191,478
-----------------------------------------------------------------------------
 Wilsons The Leather
 Experts, Inc. 1                                      54,600          190,554
-----------------------------------------------------------------------------
 Zale Corp. 1                                         19,100        1,016,120
                                                               --------------
                                                                   91,456,482

-----------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--1.8%
 Ashworth, Inc. 1                                     13,700          110,559
-----------------------------------------------------------------------------
 Brown Shoe Co., Inc.                                113,600        4,308,848
-----------------------------------------------------------------------------
 Cherokee, Inc.                                       16,000          363,840
-----------------------------------------------------------------------------
 Culp, Inc. 1                                         45,300          493,770
-----------------------------------------------------------------------------
 Deckers Outdoor
 Corp. 1                                              42,900          879,450
-----------------------------------------------------------------------------
 DHB Industries, Inc. 1                              180,700        1,264,900
-----------------------------------------------------------------------------
 Escalade, Inc. 1                                      2,100           71,379
-----------------------------------------------------------------------------
 Gildan Activewear,
 Inc., Cl. A 1                                         6,300          194,544
-----------------------------------------------------------------------------
 Hampshire
 Group Ltd. 1                                         60,400        1,894,748
-----------------------------------------------------------------------------
 K-Swiss, Inc., Cl. A                                205,000        4,932,300
-----------------------------------------------------------------------------
 Kellwood Co.                                            900           36,900
-----------------------------------------------------------------------------
 Kenneth Cole
 Productions,
 Inc., Cl. A                                          73,200        2,152,080
-----------------------------------------------------------------------------
 OshKosh B'Gosh,
 Inc., Cl. A                                          30,000          643,800
-----------------------------------------------------------------------------
 Perry Ellis
 International, Inc. 1                                23,410          603,510

12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS Continued
 Russell Corp.                                        25,500   $      447,780
-----------------------------------------------------------------------------
 Steven Madden Ltd. 1                                 92,400        1,884,960
-----------------------------------------------------------------------------
 Stride Rite Corp.                                   212,400        2,417,112
-----------------------------------------------------------------------------
 Timberland
 Co., Cl. A 1                                          9,000          468,630
-----------------------------------------------------------------------------
 Tommy Hilfiger
 Corp. 1                                             187,200        2,772,432
-----------------------------------------------------------------------------
 Unifi, Inc. 1                                       105,300          679,185
-----------------------------------------------------------------------------
 UniFirst Corp.                                        1,400           33,194
-----------------------------------------------------------------------------
 Vans, Inc. 1                                         46,700          532,847
-----------------------------------------------------------------------------
 Warnaco Group,
 Inc. (The) 1                                        125,700        2,004,915
-----------------------------------------------------------------------------
 Weyco Group, Inc.                                     3,200          107,677
-----------------------------------------------------------------------------
 Wolverine World
 Wide, Inc.                                          158,800        3,236,344
                                                               --------------
                                                                   32,535,704

-----------------------------------------------------------------------------
 CONSUMER STAPLES--2.6%
-----------------------------------------------------------------------------
 BEVERAGES--0.0%
 Coca-Cola Bottling
 Co. Consolidated                                      3,300          176,517
-----------------------------------------------------------------------------
 National
 Beverage Corp. 1                                      8,400          136,920
                                                               --------------
                                                                      313,437

-----------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.6%
 Arden Group,
 Inc., Cl. A                                           5,307          411,293
-----------------------------------------------------------------------------
 BJ's Wholesale
 Club, Inc. 1                                         23,700          544,152
-----------------------------------------------------------------------------
 Casey's General
 Stores, Inc.                                         35,259          622,674
-----------------------------------------------------------------------------
 Central European
 Distribution Corp. 1                                 28,700          906,920
-----------------------------------------------------------------------------
 Chronimed, Inc. 1                                   130,300        1,104,944
-----------------------------------------------------------------------------
 Ingles Markets,
 Inc., Cl. A                                           5,900           60,593
-----------------------------------------------------------------------------
 Longs Drug
 Stores, Inc.                                         25,300          625,922
-----------------------------------------------------------------------------
 Pantry, Inc.
 (The) 1                                              35,100          796,770
-----------------------------------------------------------------------------
 Pathmark
 Stores, Inc. 1                                       98,900          751,640
-----------------------------------------------------------------------------
 Penn Traffic
 Co. (The) 1                                           1,200               36
-----------------------------------------------------------------------------
 Ruddick Corp.                                        44,500          796,550


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 FOOD & STAPLES RETAILING Continued
 Smart & Final, Inc. 1                                49,700   $      500,976
-----------------------------------------------------------------------------
 Weis Markets, Inc.                                   73,100        2,653,530
-----------------------------------------------------------------------------
 Winn-Dixie
 Stores, Inc.                                         77,300          769,135
                                                               --------------
                                                                   10,545,135

-----------------------------------------------------------------------------
 FOOD PRODUCTS--1.0%
 Alico, Inc.                                           2,000           69,520
-----------------------------------------------------------------------------
 Central Garden &
 Pet Co. 1                                            22,200          622,266
-----------------------------------------------------------------------------
 Chiquita Brands
 International, Inc. 1                               144,000        3,244,320
-----------------------------------------------------------------------------
 Corn Products
 International, Inc.                                  15,200          523,640
-----------------------------------------------------------------------------
 Del Monte
 Foods Co. 1                                          23,900          248,560
-----------------------------------------------------------------------------
 Flowers Foods, Inc.                                 168,100        4,336,980
-----------------------------------------------------------------------------
 Horizon Organic
 Holding Corp. 1                                       3,500           83,825
-----------------------------------------------------------------------------
 International
 Multifoods Corp. 1                                   17,800          320,400
-----------------------------------------------------------------------------
 J&J Snack
 Foods Corp. 1                                        28,900        1,091,264
-----------------------------------------------------------------------------
 M&F
 Worldwide Corp. 1                                   153,100        2,045,416
-----------------------------------------------------------------------------
 Maui Land &
 Pineapple Co. 1                                       2,500           86,450
-----------------------------------------------------------------------------
 Omega
 Protein Corp. 1                                     212,600        1,641,272
-----------------------------------------------------------------------------
 Peet's Coffee &
 Tea, Inc. 1                                          69,500        1,209,995
-----------------------------------------------------------------------------
 Sanderson Farms, Inc.                                66,400        2,675,920
-----------------------------------------------------------------------------
 Sanfilippo (John B.)
 & Son, Inc. 1                                         3,600          183,744
-----------------------------------------------------------------------------
 Seaboard Corp.                                        2,100          592,200
-----------------------------------------------------------------------------
 Seneca Foods
 Corp., Cl. A 1                                          200            4,300
-----------------------------------------------------------------------------
 Zapata Corp. 1                                        1,800          104,382
                                                               --------------
                                                                   19,084,454

-----------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.5%
 Chattem, Inc. 1                                      54,300          971,970
-----------------------------------------------------------------------------
 Energizer
 Holdings, Inc. 1                                     19,500          732,420
-----------------------------------------------------------------------------
 Nu Skin Asia
 Pacific, Inc., Cl. A                                  5,400           92,286

13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS Continued
 Rayovac Corp. 1                                     161,900   $    3,391,805
-----------------------------------------------------------------------------
 Revlon, Inc., Cl. A 1                                 2,600            5,824
-----------------------------------------------------------------------------
 WD-40 Co.                                           105,400        3,726,944
                                                               --------------
                                                                    8,921,249

-----------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.4%
 Del
 Laboratories, Inc.                                   48,891        1,222,275
-----------------------------------------------------------------------------
 First Years, Inc. (The)                              20,100          300,294
-----------------------------------------------------------------------------
 Nature's Sunshine
 Products, Inc.                                       12,800          108,160
-----------------------------------------------------------------------------
 NBTY, Inc. 1                                         12,200          327,692
-----------------------------------------------------------------------------
 USANA Health
 Sciences, Inc. 1                                    164,200        5,024,520
                                                               --------------
                                                                    6,982,941

-----------------------------------------------------------------------------
 TOBACCO--0.1%
 Standard
 Commercial Corp.                                     11,100          222,777
-----------------------------------------------------------------------------
 Star Scientific, Inc. 1                              15,900           29,256
-----------------------------------------------------------------------------
 Universal Corp.                                      25,900        1,144,003
-----------------------------------------------------------------------------
 Vector Group Ltd.                                     5,600           91,392
                                                               --------------
                                                                    1,487,428

-----------------------------------------------------------------------------
 ENERGY--5.9%
-----------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.0%
 Carbo Ceramics, Inc.                                  5,700          292,125
-----------------------------------------------------------------------------
 CHC Helicopter
 Corp., Cl. A                                         29,300          748,230
-----------------------------------------------------------------------------
 Ensign Resource
 Service Group, Inc.                                 157,300        2,507,549
-----------------------------------------------------------------------------
 Gulf Island
 Fabrication, Inc. 1                                  34,600          589,238
-----------------------------------------------------------------------------
 Gulfmark
 Offshore, Inc. 1                                     19,400          271,600
-----------------------------------------------------------------------------
 Key Energy
 Services, Inc. 1                                    238,900        2,463,059
-----------------------------------------------------------------------------
 Matrix Service Co. 1                                120,800        2,192,520
-----------------------------------------------------------------------------
 Oil States
 International, Inc. 1                               248,800        3,468,272
-----------------------------------------------------------------------------
 Pason Systems, Inc.                                  40,000          780,035
-----------------------------------------------------------------------------
 Seabulk
 International, Inc. 1                                 5,200           42,224
-----------------------------------------------------------------------------
 Tesco Corp. 1                                        99,100          809,058


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES Continued
 Trican Well
 Service Ltd. 1                                      147,600   $    3,163,877
-----------------------------------------------------------------------------
 Unit Corp. 1                                         10,500          247,275
                                                               --------------
                                                                   17,575,062

-----------------------------------------------------------------------------
 OIL & GAS--4.9%
 BlackRock
 Ventures, Inc. 1                                    765,000        2,456,761
-----------------------------------------------------------------------------
 Brown (Tom), Inc. 1                                  34,400        1,109,400
-----------------------------------------------------------------------------
 Cabot Oil & Gas
 Corp., Cl. A                                         40,900        1,200,415
-----------------------------------------------------------------------------
 Callon
 Petroleum Co. 1                                     100,600        1,043,222
-----------------------------------------------------------------------------
 Canadian Natural
 Resources Ltd.                                        1,402           70,717
-----------------------------------------------------------------------------
 Canadian Superior
 Energy, Inc. 1                                    1,466,224        3,698,890
-----------------------------------------------------------------------------
 Chesapeake Energy
 Corp.                                               150,000        2,037,000
-----------------------------------------------------------------------------
 Cimarex Energy Co. 1                                104,870        2,798,980
-----------------------------------------------------------------------------
 Clear Energy, Inc. 1                                377,566        1,037,229
-----------------------------------------------------------------------------
 Compton
 Petroleum Corp. 1                                   249,500        1,158,445
-----------------------------------------------------------------------------
 Comstock
 Resources, Inc. 1                                   214,800        4,145,640
-----------------------------------------------------------------------------
 Crew Energy, Inc. 1                                 127,729          374,612
-----------------------------------------------------------------------------
 Denbury
 Resources, Inc. 1                                   239,400        3,330,054
-----------------------------------------------------------------------------
 Dominion Resources
 Black Warrior Trust                                   5,000          142,500
-----------------------------------------------------------------------------
 Encore
 Acquisition Co. 1                                    21,100          520,115
-----------------------------------------------------------------------------
 Energy Partners Ltd. 1                              103,000        1,431,700
-----------------------------------------------------------------------------
 Esprit
 Exploration Ltd. 1,2                                428,200          921,181
-----------------------------------------------------------------------------
 Esprit
 Exploration Ltd. 1                                  393,800          847,177
-----------------------------------------------------------------------------
 Frontier Oil Corp.                                  201,700        3,473,274
-----------------------------------------------------------------------------
 Holly Corp.                                          92,900        2,554,750
-----------------------------------------------------------------------------
 Houston
 Exploration Co. 1                                    65,100        2,377,452
-----------------------------------------------------------------------------
 Impact Energy, Inc. 1                             1,259,400        1,315,682
-----------------------------------------------------------------------------
 Kaneb Services LLC                                   10,500          334,635
-----------------------------------------------------------------------------
 Ketch Resources Ltd. 1                              171,900        1,197,214
-----------------------------------------------------------------------------
 Magnum Hunter
 Resources, Inc. 1                                   125,000        1,188,750

14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 OIL & GAS Continued
 Maritrans, Inc.                                      49,500   $      827,145
-----------------------------------------------------------------------------
 McMoRan
 Exploration Co. 1                                    47,700          894,375
-----------------------------------------------------------------------------
 Meridian Resource
 Corp. (The) 1                                       206,900        1,228,986
-----------------------------------------------------------------------------
 North Coast
 Energy, Inc. 1                                        4,200           44,902
-----------------------------------------------------------------------------
 Nuevo Energy Co. 1                                   57,900        1,399,443
-----------------------------------------------------------------------------
 OMI Corp. 1                                         478,300        4,271,219
-----------------------------------------------------------------------------
 Overseas
 Shipholding
 Group, Inc.                                          29,600        1,007,880
-----------------------------------------------------------------------------
 Paramount
 Resources Ltd.                                      220,000        1,779,068
-----------------------------------------------------------------------------
 Patina Oil &
 Gas Corp.                                            75,187        3,683,411
-----------------------------------------------------------------------------
 Penn Virginia Corp.                                  60,700        3,377,955
-----------------------------------------------------------------------------
 Petroleum
 Development Corp. 1                                  10,500          248,850
-----------------------------------------------------------------------------
 Pogo Producing Co.                                   13,100          632,730
-----------------------------------------------------------------------------
 Prima Energy Corp. 1                                  2,000           70,320
-----------------------------------------------------------------------------
 Progress Energy Ltd. 1                              240,500        2,312,411
-----------------------------------------------------------------------------
 Purcell Energy Ltd. 1                                95,000          187,464
-----------------------------------------------------------------------------
 Range Resources
 Corp. 1                                              55,000          519,750
-----------------------------------------------------------------------------
 Real Resources, Inc. 1                              150,300          639,698
-----------------------------------------------------------------------------
 Remington Oil &
 Gas Corp. 1                                         109,600        2,158,024
-----------------------------------------------------------------------------
 Resource America,
 Inc., Cl. A                                           9,900          148,500
-----------------------------------------------------------------------------
 Rio Alto Resources
 International, Inc. 1                               479,300          330,104
-----------------------------------------------------------------------------
 St. Mary Land &
 Exploration Co.                                      20,900          595,650
-----------------------------------------------------------------------------
 StarPoint Energy
 Ltd. 1                                               77,800          271,525
-----------------------------------------------------------------------------
 Stelmar Shipping
 Ltd.                                                 37,900          828,494
-----------------------------------------------------------------------------
 Stone Energy Corp. 1                                 91,100        3,867,195
-----------------------------------------------------------------------------
 Swift Energy Co. 1                                   41,500          699,275
-----------------------------------------------------------------------------
 Tesoro Petroleum
 Corp. 1                                             329,200        4,796,444
-----------------------------------------------------------------------------
 TransMontaigne,
 Inc. 1                                                2,900           18,705
-----------------------------------------------------------------------------
 Tusk Energy, Inc. 1                                 225,000          658,154


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 OIL & GAS Continued
 Upton Resources,
 Inc. 1                                              400,000   $    1,507,448
-----------------------------------------------------------------------------
 Western Gas
 Resources, Inc.                                      69,200        3,269,700
-----------------------------------------------------------------------------
 Whiting Petroleum
 Corp. 1                                              48,700          896,080
-----------------------------------------------------------------------------
 Williams (Clayton)
 Energy, Inc. 1                                       10,200          296,514
-----------------------------------------------------------------------------
 World Fuel Services
 Corp.                                               103,800        3,524,010
                                                               --------------
                                                                   87,757,224

-----------------------------------------------------------------------------
 FINANCIALS--16.6%
-----------------------------------------------------------------------------
 CAPITAL MARKETS--0.1%
 National Financial
 Partners Corp.                                       41,600        1,146,080
-----------------------------------------------------------------------------
 SWS Group, Inc.                                      41,800          744,040
                                                               --------------
                                                                    1,890,120

-----------------------------------------------------------------------------
 COMMERCIAL BANKS--9.6%
 Allegiant
 Bancorp, Inc.                                        19,300          541,365
-----------------------------------------------------------------------------
 Alliance Financial
 Corp.                                                15,900          507,687
-----------------------------------------------------------------------------
 AmericanWest
 Bancorporation                                       47,100        1,073,880
-----------------------------------------------------------------------------
 Anchor BanCorp
 Wisconsin, Inc.                                     127,200        3,167,280
-----------------------------------------------------------------------------
 Arrow
 Financial Corp.                                      16,841          467,675
-----------------------------------------------------------------------------
 Bank of the
 Ozarks, Inc.                                         21,000          472,710
-----------------------------------------------------------------------------
 BankAtlantic
 Bancorp, Inc.                                        22,400          425,600
-----------------------------------------------------------------------------
 BankUnited
 Financial Corp., Cl. A 1                             48,400        1,248,236
-----------------------------------------------------------------------------
 Banner Corp.                                          3,000           75,450
-----------------------------------------------------------------------------
 Bay View
 Capital Corp.                                        87,200          186,608
-----------------------------------------------------------------------------
 Berkshire Hills
 Bancorp, Inc.                                        25,600          926,720
-----------------------------------------------------------------------------
 BFC Financial
 Corp., Cl. A 1                                        2,350           32,759
-----------------------------------------------------------------------------
 Brookline
 Bancorp, Inc.                                       119,865        1,838,729
-----------------------------------------------------------------------------
 Bryn Mawr
 Bank Corp.                                            4,600          112,654

15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 BSB Bancorp, Inc.                                     1,400   $       55,300
-----------------------------------------------------------------------------
 C&F Financial Corp.                                   3,700          146,890
-----------------------------------------------------------------------------
 Camco
 Financial Corp.                                      23,900          414,187
-----------------------------------------------------------------------------
 Camden
 National Corp.                                        6,100          185,196
-----------------------------------------------------------------------------
 Capital City Bank
 Group, Inc.                                          18,025          828,970
-----------------------------------------------------------------------------
 Capital Corp of
 the West                                              4,700          186,308
-----------------------------------------------------------------------------
 Capital
 Crossing Bank 1                                       6,200          293,514
-----------------------------------------------------------------------------
 Capitol Bancorp Ltd.                                 30,000          852,000
-----------------------------------------------------------------------------
 Cascade Bancorp                                      16,300          313,938
-----------------------------------------------------------------------------
 Cavalry Bancorp, Inc.                                 3,400           59,738
-----------------------------------------------------------------------------
 CB Bancshares, Inc.                                  30,943        1,948,635
-----------------------------------------------------------------------------
 Chemical
 Financial Corp.                                       4,895          178,129
-----------------------------------------------------------------------------
 Chester Valley
 Bancorp, Inc.                                         1,845           42,730
-----------------------------------------------------------------------------
 Citizens First
 Bancorp, Inc.                                        29,300          668,040
-----------------------------------------------------------------------------
 City Holding Co.                                     54,700        1,914,500
-----------------------------------------------------------------------------
 CNB Financial Corp.                                   4,200          176,736
-----------------------------------------------------------------------------
 CNB Florida
 Bancshares, Inc.                                      8,300          190,900
-----------------------------------------------------------------------------
 Coastal Bancorp, Inc.                                 1,000           41,110
-----------------------------------------------------------------------------
 Coastal
 Financial Corp.                                       5,268           92,928
-----------------------------------------------------------------------------
 Columbia Bancorp,
 Eastern US                                            9,600          306,720
-----------------------------------------------------------------------------
 Columbia Banking
 System, Inc.                                        114,500        2,480,070
-----------------------------------------------------------------------------
 Commercial
 Bankshares, Inc.                                        800           26,848
-----------------------------------------------------------------------------
 Community Bank of
 Northern Virginia                                     2,100           39,858
-----------------------------------------------------------------------------
 Community Bank
 System, Inc.                                         64,200        3,145,800
-----------------------------------------------------------------------------
 Community
 Banks, Inc.                                           1,000           39,310
-----------------------------------------------------------------------------
 Community First
 Bankshares, Inc.                                    123,000        3,559,620
-----------------------------------------------------------------------------
 Community Trust
 Bancorp, Inc.                                        12,980          391,996


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Connecticut
 Bancshares, Inc.                                     46,100   $    2,375,994
-----------------------------------------------------------------------------
 CVB Financial Corp.                                  50,331          970,885
-----------------------------------------------------------------------------
 Dime Community
 Bancshares, Inc.                                    111,750        3,437,430
-----------------------------------------------------------------------------
 East West
 Bancorp, Inc.                                        75,800        4,068,944
-----------------------------------------------------------------------------
 ESB Financial Corp.                                   3,400           55,726
-----------------------------------------------------------------------------
 EverTrust Financial
 Group, Inc.                                           2,500           79,600
-----------------------------------------------------------------------------
 Exchange National
 Bancshares, Inc.                                      2,550           92,183
-----------------------------------------------------------------------------
 Fidelity
 Bankshares, Inc.                                     88,465        2,777,801
-----------------------------------------------------------------------------
 First BanCorp,
 Puerto Rico                                          89,100        3,523,905
-----------------------------------------------------------------------------
 First Busey Corp.                                     2,800           75,600
-----------------------------------------------------------------------------
 First Citizens
 Banc Corp                                             2,300           65,320
-----------------------------------------------------------------------------
 First Citizens
 BancShares, Inc., Cl. A                               8,300        1,008,699
-----------------------------------------------------------------------------
 First Community
 Bancshares, Inc.                                     36,430        1,208,019
-----------------------------------------------------------------------------
 First Defiance
 Financial Corp.                                      13,700          365,105
-----------------------------------------------------------------------------
 First Essex
 Bancorp, Inc.                                         8,300          482,562
-----------------------------------------------------------------------------
 First Federal
 Capital Corp.                                        73,500        1,655,220
-----------------------------------------------------------------------------
 First Federal
 Financial Corp.
 of Kentucky                                           4,779          120,192
-----------------------------------------------------------------------------
 First Financial Corp.                                 9,200          276,092
-----------------------------------------------------------------------------
 First Financial
 Holdings, Inc.                                       53,800        1,681,788
-----------------------------------------------------------------------------
 First Indiana Corp.                                   9,000          168,750
-----------------------------------------------------------------------------
 First M&F Corp.                                       3,200          121,280
-----------------------------------------------------------------------------
 First
 Merchants Corp.                                      27,210          694,399
-----------------------------------------------------------------------------
 First National Corp.                                  5,900          177,059
-----------------------------------------------------------------------------
 First Niagara Financial
 Group, Inc.                                          50,399          751,449
-----------------------------------------------------------------------------
 First Oak Brook
 Bancshares, Inc.                                      8,850          265,589
-----------------------------------------------------------------------------
 First of Long Island
 Corp. (The)                                           2,500          107,500

16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 First Place
 Financial Corp.                                      39,300   $      767,529
-----------------------------------------------------------------------------
 First Republic Bank                                  95,900        3,433,220
-----------------------------------------------------------------------------
 First SecurityFed
 Financial, Inc.                                       2,500           75,850
-----------------------------------------------------------------------------
 First Sentinel
 Bancorp, Inc.                                        36,100          760,266
-----------------------------------------------------------------------------
 First South
 Bancorp, Inc.                                         2,800          102,200
-----------------------------------------------------------------------------
 First United Corp.                                    2,700           65,799
-----------------------------------------------------------------------------
 Firstbank Corp.                                       7,195          224,196
-----------------------------------------------------------------------------
 FirstFed America
 Bancorp, Inc.                                        69,600        1,811,688
-----------------------------------------------------------------------------
 FirstFed
 Financial Corp. 1                                    85,100        3,701,850
-----------------------------------------------------------------------------
 Flagstar Bancorp, Inc.                              151,200        3,238,704
-----------------------------------------------------------------------------
 Flushing
 Financial Corp.                                      83,190        1,520,713
-----------------------------------------------------------------------------
 FMS Financial Corp.                                     800           14,400
-----------------------------------------------------------------------------
 FNB Corp.,
 North Carolina                                        7,000          148,260
-----------------------------------------------------------------------------
 Foothill Independent
 Bancorp                                               5,900          139,594
-----------------------------------------------------------------------------
 Franklin
 Financial Corp.                                       1,400           43,008
-----------------------------------------------------------------------------
 Frontier
 Financial Corp.                                      10,200          338,232
-----------------------------------------------------------------------------
 GB&T
 Bancshares, Inc.                                      2,100           49,623
-----------------------------------------------------------------------------
 German American
 Bancorp                                               2,640           46,200
-----------------------------------------------------------------------------
 Glacier Bancorp, Inc.                                57,500        1,863,000
-----------------------------------------------------------------------------
 Great Southern
 Bancorp, Inc.                                           400           18,548
-----------------------------------------------------------------------------
 Hancock Holding Co.                                   7,000          381,990
-----------------------------------------------------------------------------
 Hanmi
 Financial Corp.                                      51,300        1,014,201
-----------------------------------------------------------------------------
 Harbor Florida
 Bancshares, Inc.                                    108,000        3,208,680
-----------------------------------------------------------------------------
 Harleysville
 National Corp.                                       40,150        1,208,515
-----------------------------------------------------------------------------
 Hawthorne
 Financial Corp. 1                                    63,350        1,772,533
-----------------------------------------------------------------------------
 Heritage
 Commerce Corp. 1                                      1,100           13,475


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Heritage
 Financial Corp.                                       5,100   $      111,588
-----------------------------------------------------------------------------
 Home Federal
 Bancorp                                              38,300        1,079,294
-----------------------------------------------------------------------------
 Horizon
 Financial Corp.                                       6,100          106,811
-----------------------------------------------------------------------------
 Hudson River
 Bancorp, Inc.                                         3,100          120,993
-----------------------------------------------------------------------------
 Hudson United
 Bancorp                                               3,300          121,935
-----------------------------------------------------------------------------
 Humboldt Bancorp                                      2,100           36,792
-----------------------------------------------------------------------------
 IBERIABANK Corp.                                     50,450        2,976,550
-----------------------------------------------------------------------------
 IBT Bancorp, Inc.                                     3,900          230,997
-----------------------------------------------------------------------------
 Independence
 Community
 Bank Corp.                                           19,100          687,027
-----------------------------------------------------------------------------
 Independent Bank
 Corp., Massachusetts                                 26,400          760,848
-----------------------------------------------------------------------------
 Independent Bank
 Corp., Michigan                                      81,815        2,320,273
-----------------------------------------------------------------------------
 Indymac Mortgage
 Holdings, Inc.                                       60,000        1,787,400
-----------------------------------------------------------------------------
 International
 Bancshares Corp.                                     26,456        1,247,400
-----------------------------------------------------------------------------
 Irwin Financial Corp.                                88,100        2,766,340
-----------------------------------------------------------------------------
 ITLA Capital Corp. 1                                 58,000        2,905,800
-----------------------------------------------------------------------------
 Klamath First
 Bancorp, Inc.                                         1,342           35,617
-----------------------------------------------------------------------------
 Lakeland Financial
 Corp.                                                   300           10,596
-----------------------------------------------------------------------------
 LNB Bancorp, Inc.                                    11,100          225,330
-----------------------------------------------------------------------------
 Local Financial
 Corp. 1                                              73,000        1,521,320
-----------------------------------------------------------------------------
 Macatawa
 Bank Corp.                                           10,935          309,570
-----------------------------------------------------------------------------
 MAF Bancorp, Inc.                                   149,667        6,271,047
-----------------------------------------------------------------------------
 MainSource
 Financial Group, Inc.                                 5,145          157,797
-----------------------------------------------------------------------------
 Massbank Corp.                                        2,300           97,980
-----------------------------------------------------------------------------
 MB Financial, Inc.                                   21,150          769,860
-----------------------------------------------------------------------------
 MBT Financial Corp.                                     960           15,850
-----------------------------------------------------------------------------
 Middleburg
 Financial Corp.                                       2,900          116,000
-----------------------------------------------------------------------------
 MutualFirst
 Financial, Inc.                                       8,300          210,322
-----------------------------------------------------------------------------
 Nara Bancorp, Inc.                                   87,600        2,391,480

17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 NASB Financial, Inc.                                 19,558   $      819,676
-----------------------------------------------------------------------------
 National
 Bankshares, Inc.                                     13,100          658,210
-----------------------------------------------------------------------------
 National Penn
 Bancshares, Inc.                                         89            2,859
-----------------------------------------------------------------------------
 NBC Capital Corp.                                       300            8,001
-----------------------------------------------------------------------------
 NBT Bancorp, Inc.                                    76,500        1,640,160
-----------------------------------------------------------------------------
 Net.B@nk, Inc.                                      208,100        2,778,135
-----------------------------------------------------------------------------
 NewMil Bancorp, Inc.                                  2,000           58,100
-----------------------------------------------------------------------------
 Oak Hill Financial, Inc.                              9,100          280,371
-----------------------------------------------------------------------------
 OceanFirst
 Financial Corp.                                      32,600          885,416
-----------------------------------------------------------------------------
 Old Point
 Financial Corp.                                         500           15,855
-----------------------------------------------------------------------------
 Old Second
 Bancorp, Inc.                                         6,800          336,600
-----------------------------------------------------------------------------
 Oneida
 Financial Corp.                                       1,515           33,498
-----------------------------------------------------------------------------
 Oriental Financial
 Group, Inc.                                         104,472        2,684,930
-----------------------------------------------------------------------------
 Pacific Capital
 Bancorp                                             118,800        4,374,216
-----------------------------------------------------------------------------
 Parkvale
 Financial Corp.                                       7,200          193,320
-----------------------------------------------------------------------------
 Patriot Bank Corp.                                    6,800          194,548
-----------------------------------------------------------------------------
 Peapack-Gladstone
 Financial Corp.                                       2,400           74,400
-----------------------------------------------------------------------------
 PennFed Financial
 Services, Inc.                                       13,700          458,950
-----------------------------------------------------------------------------
 PennRock Financial
 Services Corp.                                       11,880          369,230
-----------------------------------------------------------------------------
 Penns Woods
 Bancorp, Inc.                                         2,200          102,740
-----------------------------------------------------------------------------
 PFF Bancorp, Inc.                                    71,980        2,611,434
-----------------------------------------------------------------------------
 PrivateBancorp, Inc.                                 10,200          464,304
-----------------------------------------------------------------------------
 Progress
 Financial Corp.                                      12,810          395,060
-----------------------------------------------------------------------------
 Prosperity
 Bancshares, Inc.                                     40,900          921,068
-----------------------------------------------------------------------------
 Provident
 Bancorp, Inc.                                         1,800           84,600
-----------------------------------------------------------------------------
 Provident
 Bankshares Corp.                                     27,700          815,488
-----------------------------------------------------------------------------
 Provident Financial
 Holdings, Inc.                                        4,200          152,334

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Provident Financial
 Services, Inc.                                        9,600   $      181,440
-----------------------------------------------------------------------------
 Quaker City
 Bancorp, Inc.                                        25,425        1,183,534
-----------------------------------------------------------------------------
 R&G Financial
 Corp., Cl. B                                        120,600        4,799,880
-----------------------------------------------------------------------------
 Redwood Empire
 Bancorp                                              30,450          809,209
-----------------------------------------------------------------------------
 Republic
 Bancorp, Inc.                                        57,057          769,699
-----------------------------------------------------------------------------
 Republic Bancorp,
 Inc., Cl. A                                          56,150        1,097,171
-----------------------------------------------------------------------------
 Republic
 Bancshares, Inc.                                      2,600           81,822
-----------------------------------------------------------------------------
 Resource
 Bankshares Corp.                                        600           18,918
-----------------------------------------------------------------------------
 S&T Bancorp, Inc.                                    69,900        2,090,010
-----------------------------------------------------------------------------
 S.Y. Bancorp, Inc.                                    3,800           78,128
-----------------------------------------------------------------------------
 Sandy Spring
 Bancorp, Inc.                                        41,300        1,544,620
-----------------------------------------------------------------------------
 Seacoast Banking
 Corp. of Florida                                     67,470        1,171,279
-----------------------------------------------------------------------------
 Second Bancorp, Inc.                                 12,600          332,640
-----------------------------------------------------------------------------
 Shore Bancshares, Inc.                                2,100           79,989
-----------------------------------------------------------------------------
 Sierra Bancorp                                        2,700           42,336
-----------------------------------------------------------------------------
 Simmons First
 National Corp.                                       11,100          309,690
-----------------------------------------------------------------------------
 Sky Financial
 Group, Inc.                                           5,600          145,264
-----------------------------------------------------------------------------
 Sound Federal
 Bancorp, Inc.                                        28,800          448,992
-----------------------------------------------------------------------------
 Southern Financial
 Bancorp, Inc.                                        36,348        1,565,508
-----------------------------------------------------------------------------
 Southside
 Bancshares, Inc.                                      1,000           18,500
-----------------------------------------------------------------------------
 Southwest Bancorp
 of Texas, Inc.                                       14,000          543,900
-----------------------------------------------------------------------------
 Southwest
 Bancorp, Inc.                                        64,100        1,146,108
-----------------------------------------------------------------------------
 State Bancorp, Inc.                                  38,889          943,447
-----------------------------------------------------------------------------
 State Financial
 Services Corp.                                       15,600          414,336
-----------------------------------------------------------------------------
 Sterling Bancorp,
 New York                                             94,825        2,702,513
-----------------------------------------------------------------------------
 Sterling
 Financial Corp.                                     116,660        3,993,272

18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Sterling Financial
 Corp., Eastern US                                     7,400   $      205,350
-----------------------------------------------------------------------------
 Sun Bancorp, Inc.,
 New Jersey                                           48,535        1,281,324
-----------------------------------------------------------------------------
 Texas Capital
 Bancshares, Inc. 1                                   11,200          161,974
-----------------------------------------------------------------------------
 Troy Financial Corp.                                 22,975          804,125
-----------------------------------------------------------------------------
 Trust Co. of
 New Jersey (The)                                     15,800          626,944
-----------------------------------------------------------------------------
 U.S.B. Holding
 Co., Inc.                                             3,885           75,330
-----------------------------------------------------------------------------
 Union
 Bankshares Corp.                                     17,800          542,900
-----------------------------------------------------------------------------
 Union
 Bankshares, Inc.                                      3,600           95,220
-----------------------------------------------------------------------------
 United
 Bankshares, Inc.                                      3,300          102,960
-----------------------------------------------------------------------------
 United Community
 Financial Corp.                                      12,000          136,920
-----------------------------------------------------------------------------
 United Security
 Bancshares, Inc.,
 Southern US                                           3,600          104,220
-----------------------------------------------------------------------------
 United Security
 Bancshares, Inc.,
 Western US                                            1,200           32,736
-----------------------------------------------------------------------------
 Univest Corp. of
 Pennsylvania                                          2,800          118,720
-----------------------------------------------------------------------------
 Virginia Commerce
 Bancorp, Inc. 1                                      10,400          333,112
-----------------------------------------------------------------------------
 W. Holding Co., Inc.                                 74,511        1,386,650
-----------------------------------------------------------------------------
 Washington Trust
 Bancorp, Inc.                                         4,000          104,800
-----------------------------------------------------------------------------
 Waypoint
 Financial Corp.                                      80,585        1,747,889
-----------------------------------------------------------------------------
 West Coast Bancorp                                    1,700           36,278
-----------------------------------------------------------------------------
 Westcorp                                             43,700        1,597,235
-----------------------------------------------------------------------------
 Willow Grove
 Bancorp, Inc.                                        74,800        1,328,448
-----------------------------------------------------------------------------
 Wilshire State Bank                                   9,000          174,771
-----------------------------------------------------------------------------
 WSFS Financial Corp.                                 51,100        2,291,835
-----------------------------------------------------------------------------
 Yadkin Valley Bank
 & Trust Co.                                           2,000           34,200
                                                               --------------
                                                                  172,869,155

-----------------------------------------------------------------------------
 CONSUMER FINANCE--0.4%
 Education Lending
 Group, Inc. 1                                       105,000        1,405,950


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 CONSUMER FINANCE Continued
 First Marblehead
 Corp. (The) 1                                       141,700   $    3,100,396
-----------------------------------------------------------------------------
 Nelnet, Inc., Cl. A 1                                72,500        1,624,000
-----------------------------------------------------------------------------
 Rewards
 Network, Inc. 1                                      15,600          166,296
                                                               --------------
                                                                    6,296,642

-----------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--2.1%
 Ace Cash
 Express, Inc. 1                                      20,600          437,915
-----------------------------------------------------------------------------
 Affiliated Managers
 Group, Inc. 1                                        84,300        5,866,437
-----------------------------------------------------------------------------
 California First
 National Bancorp                                      5,800           82,940
-----------------------------------------------------------------------------
 Cash America
 International, Inc.                                 235,900        4,996,362
-----------------------------------------------------------------------------
 Chicago Mercantile
 Exchange (The)                                       20,900        1,512,324
-----------------------------------------------------------------------------
 CompuCredit Corp. 1                                 223,700        4,760,336
-----------------------------------------------------------------------------
 Credit
 Acceptance Corp. 1                                   87,600        1,340,280
-----------------------------------------------------------------------------
 First Albany
 Cos., Inc.                                           47,600          668,304
-----------------------------------------------------------------------------
 First Cash Financial
 Services, Inc. 1                                    126,300        3,238,458
-----------------------------------------------------------------------------
 Knight Trading
 Group, Inc. 1                                       363,100        5,315,784
-----------------------------------------------------------------------------
 Marlin Business
 Services, Inc. 1                                     94,000        1,635,600
-----------------------------------------------------------------------------
 MCG Capital Corp.                                    10,000          195,000
-----------------------------------------------------------------------------
 Medallion
 Financial Corp.                                       9,600           91,104
-----------------------------------------------------------------------------
 Metris Cos., Inc. 1                                 318,500        1,414,140
-----------------------------------------------------------------------------
 Newtek Business
 Services, Inc. 1                                     44,100          306,054
-----------------------------------------------------------------------------
 Piper Jaffray
 Cos., Inc. 1                                         47,500        1,974,575
-----------------------------------------------------------------------------
 Sanders Morris
 Harris Group, Inc.                                   11,600          143,840
-----------------------------------------------------------------------------
 United PanAm
 Financial Corp. 1                                    12,300          205,533
-----------------------------------------------------------------------------
 WFS Financial, Inc. 1                                31,600        1,341,736
-----------------------------------------------------------------------------
 World
 Acceptance Corp. 1                                  128,400        2,556,444
                                                               --------------
                                                                   38,083,166

19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 INSURANCE--2.8%
 Alfa Corp.                                           94,200   $    1,211,412
-----------------------------------------------------------------------------
 Allmerica
 Financial Corp. 1                                   153,000        4,707,810
-----------------------------------------------------------------------------
 American Medical
 Security Group, Inc. 1                              115,600        2,591,752
-----------------------------------------------------------------------------
 American Physicians
 Capital, Inc. 1                                      15,400          283,360
-----------------------------------------------------------------------------
 AmerUs Group Co.                                    137,500        4,808,375
-----------------------------------------------------------------------------
 Arch Capital
 Group Ltd. 1                                         85,100        3,392,086
-----------------------------------------------------------------------------
 Argonaut
 Group, Inc. 1                                        39,700          616,938
-----------------------------------------------------------------------------
 Aspen Insurance
 Holdings Ltd. 1                                      42,800        1,061,868
-----------------------------------------------------------------------------
 Baldwin & Lyons, Inc.,
 Cl. B, Non-Vtg.                                       7,100          199,226
-----------------------------------------------------------------------------
 Ceres Group, Inc. 1                                  31,300          182,792
-----------------------------------------------------------------------------
 Citizens, Inc.                                       15,003          141,478
-----------------------------------------------------------------------------
 Crawford & Co.,
 Cl. A, Non-Vtg.                                      16,900          119,821
-----------------------------------------------------------------------------
 Delphi Financial
 Group, Inc., Cl. A                                  115,650        4,163,400
-----------------------------------------------------------------------------
 Direct General Corp.                                 23,000          761,300
-----------------------------------------------------------------------------
 Donegal Group,
 Inc., Cl. A                                          50,800        1,118,616
-----------------------------------------------------------------------------
 EMC Insurance
 Group, Inc.                                           4,200           88,788
-----------------------------------------------------------------------------
 Enstar Group, Inc.
 (The) 1                                               2,100           98,807
-----------------------------------------------------------------------------
 FBL Financial Group,
 Inc., Cl. A                                          48,200        1,243,560
-----------------------------------------------------------------------------
 Fidelity National
 Financial, Inc.                                      29,771        1,154,519
-----------------------------------------------------------------------------
 Financial
 Industries Corp.                                      3,900           54,990
-----------------------------------------------------------------------------
 FPIC Insurance
 Group, Inc. 1                                         2,700           67,743
-----------------------------------------------------------------------------
 Great American
 Financial
 Resources, Inc.                                      16,800          272,496
-----------------------------------------------------------------------------
 Hub
 International Ltd.                                    8,400          140,784
-----------------------------------------------------------------------------
 Independence
 Holding Co.                                           4,300          102,856
-----------------------------------------------------------------------------
 IPC Holdings Ltd.                                     9,700          377,718
-----------------------------------------------------------------------------
 Kansas City Life
 Insurance Co.                                         2,300          106,260


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 INSURANCE Continued
 LandAmerica
 Financial Group, Inc.                               102,700   $    5,367,102
-----------------------------------------------------------------------------
 National Western
 Life Insurance Co.,
 Cl. A 1                                               4,800          743,280
-----------------------------------------------------------------------------
 Navigators Group,
 Inc. (The) 1                                         17,300          534,051
-----------------------------------------------------------------------------
 Ohio
 Casualty Corp. 1                                    114,900        1,994,664
-----------------------------------------------------------------------------
 Penn-America
 Group, Inc.                                           6,900           91,563
-----------------------------------------------------------------------------
 Phoenix Cos.,
 Inc. (The)                                          212,600        2,559,704
-----------------------------------------------------------------------------
 PMA Capital
 Corp., Cl. A                                         99,100          507,392
-----------------------------------------------------------------------------
 Presidential
 Life Corp.                                           26,200          344,792
-----------------------------------------------------------------------------
 Reinsurance Group
 of America, Inc.                                     27,000        1,043,550
-----------------------------------------------------------------------------
 RLI Corp.                                             5,900          221,014
-----------------------------------------------------------------------------
 StanCorp Financial
 Group, Inc.                                           9,500          597,360
-----------------------------------------------------------------------------
 State Auto
 Financial Corp.                                      31,800          743,802
-----------------------------------------------------------------------------
 Stewart Information
 Services Corp.                                      121,300        4,918,715
-----------------------------------------------------------------------------
 Universal American
 Financial Corp. 1                                   201,000        1,991,910
                                                               --------------
                                                                   50,727,654

-----------------------------------------------------------------------------
 REAL ESTATE--0.7%
 Agree Realty Corp.                                   48,300        1,365,924
-----------------------------------------------------------------------------
 American Financial
 Realty Trust                                         93,200        1,589,060
-----------------------------------------------------------------------------
 Avatar Holdings, Inc. 1                               2,500           92,350
-----------------------------------------------------------------------------
 Bluegreen Corp. 1                                    89,000          555,360
-----------------------------------------------------------------------------
 Capital
 Automotive REIT                                       9,700          310,400
-----------------------------------------------------------------------------
 Capital
 Trust, Cl. A                                          7,400          167,980
-----------------------------------------------------------------------------
 Chelsea Property
 Group, Inc.                                           5,800          317,898
-----------------------------------------------------------------------------
 Consolidated-Tomoka
 Land Co.                                              5,600          183,120
-----------------------------------------------------------------------------
 Correctional
 Properties Trust                                     11,600          334,080

20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
 REAL ESTATE Continued
 Friedman, Billings,
 Ramsey Group,
 Inc., Cl. A                                          64,800   $    1,495,584
-----------------------------------------------------------------------------
 Maguire
 Properties, Inc.                                     33,400          811,620
-----------------------------------------------------------------------------
 Orleans
 Homebuilders, Inc. 1                                 63,000        1,784,790
-----------------------------------------------------------------------------
 Pan Pacific Retail
 Properties, Inc.                                      6,800          324,020
-----------------------------------------------------------------------------
 Prentiss
 Properties Trust                                      6,800          224,332
-----------------------------------------------------------------------------
 Ramco-Gershenson
 Properties Trust                                     17,700          500,910
-----------------------------------------------------------------------------
 Regency Centers
 Corp.                                                 9,700          386,545
-----------------------------------------------------------------------------
 Stratus
 Properties, Inc. 1                                   21,266          213,085
-----------------------------------------------------------------------------
 Tanger Factory
 Outlet Centers, Inc.                                  5,900          240,130
-----------------------------------------------------------------------------
 Trammell Crow Co. 1                                  57,600          763,200
-----------------------------------------------------------------------------
 Urstadt Biddle
 Properties, Inc.                                      1,000           13,610
                                                               --------------
                                                                   11,673,998

-----------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.9%
 Accredited Home
 Lenders Holding Co. 1                                19,800          605,880
-----------------------------------------------------------------------------
 American Home
 Mortgage
 Investment Corp.                                     65,000        1,463,150
-----------------------------------------------------------------------------
 Bank Mutual Corp.                                   179,394        2,043,298
-----------------------------------------------------------------------------
 CharterMac                                           22,700          479,651
-----------------------------------------------------------------------------
 Federal Agricultural
 Mortgage Corp.,
 Non-Vtg. 1                                           22,900          731,884
-----------------------------------------------------------------------------
 Franklin Bank Corp. 1                                42,300          803,700
-----------------------------------------------------------------------------
 Fremont
 General Corp.                                       308,800        5,221,808
-----------------------------------------------------------------------------
 New Century
 Financial Corp.                                     122,700        4,867,509
-----------------------------------------------------------------------------
 Ocwen
 Financial Corp. 1                                    30,800          272,888
-----------------------------------------------------------------------------
 Partners Trust
 Financial Group, Inc.                                   700           23,800
-----------------------------------------------------------------------------
 Severn Bancorp, Inc.                                  3,100           99,045
                                                               --------------
                                                                   16,612,613

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 HEALTH CARE--13.2%
-----------------------------------------------------------------------------
 BIOTECHNOLOGY--2.1%
 Aclara
 Biosciences, Inc. 1                                  19,500   $       71,175
-----------------------------------------------------------------------------
 Adolor Corp. 1                                      186,600        3,735,732
-----------------------------------------------------------------------------
 Aphton Corp. 1                                       65,300          391,800
-----------------------------------------------------------------------------
 Array
 BioPharma, Inc. 1                                    32,200          183,218
-----------------------------------------------------------------------------
 Bentley
 Pharmaceuticals,
 Inc. 1                                               24,800          329,840
-----------------------------------------------------------------------------
 BioReliance Corp. 1                                  69,000        3,299,580
-----------------------------------------------------------------------------
 Caliper
 Technologies Corp. 1                                 42,700          280,966
-----------------------------------------------------------------------------
 Celsion Corp. 1                                     207,500          271,825
-----------------------------------------------------------------------------
 Cepheid, Inc. 1                                     197,300        1,890,134
-----------------------------------------------------------------------------
 Ciphergen
 Biosystems, Inc. 1                                  122,500        1,376,900
-----------------------------------------------------------------------------
 Cubist
 Pharmaceuticals, Inc. 1                             141,900        1,725,504
-----------------------------------------------------------------------------
 Curis, Inc. 1                                       205,700          925,650
-----------------------------------------------------------------------------
 Digene Corp. 1                                       71,800        2,879,180
-----------------------------------------------------------------------------
 Diversa Corp. 1                                      72,900          674,325
-----------------------------------------------------------------------------
 Gen-Probe, Inc. 1                                   159,200        5,806,024
-----------------------------------------------------------------------------
 Genaera Corp. 1                                     174,400          570,288
-----------------------------------------------------------------------------
 Gene Logic, Inc. 1                                   54,500          282,855
-----------------------------------------------------------------------------
 Geron Corp. 1                                       167,600        1,670,972
-----------------------------------------------------------------------------
 ID Biomedical Corp. 1                                19,200          227,712
-----------------------------------------------------------------------------
 Idexx
 Laboratories, Inc. 1                                 85,400        3,952,312
-----------------------------------------------------------------------------
 ImmunoGen, Inc. 1                                    39,500          199,475
-----------------------------------------------------------------------------
 Luminex Corp. 1                                      37,700          353,626
-----------------------------------------------------------------------------
 Neose
 Technologies, Inc. 1                                 21,200          195,040
-----------------------------------------------------------------------------
 Peregrine
 Pharmaceuticals, Inc. 1                             316,600          699,686
-----------------------------------------------------------------------------
 QLT
 PhotoTherapeutics,
 Inc. 1                                              143,900        2,712,515
-----------------------------------------------------------------------------
 Regeneron
 Pharmaceuticals, Inc. 1                             127,200        1,871,112
-----------------------------------------------------------------------------
 Repligen Corp. 1                                    130,900          572,033
-----------------------------------------------------------------------------
 Savient
 Pharmaceuticals, Inc. 1                             113,500          523,235
-----------------------------------------------------------------------------
 Sirna
 Therapeutics, Inc. 1                                 10,900           56,680

21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 BIOTECHNOLOGY Continued
 Tanox, Inc. 1                                        20,730   $      307,841
-----------------------------------------------------------------------------
 Telik, Inc. 1                                        11,500          264,615
-----------------------------------------------------------------------------
 Third Wave
 Technologies, Inc. 1                                  1,100            5,005
                                                               --------------
                                                                   38,306,855

-----------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
 Abaxis, Inc. 1                                       78,600        1,424,232
-----------------------------------------------------------------------------
 Advanced Medical
 Optics, Inc. 1                                      145,600        2,861,040
-----------------------------------------------------------------------------
 Aksys Ltd. 1                                         29,700          262,251
-----------------------------------------------------------------------------
 Alaris Medical
 Systems, Inc. 1                                     213,700        3,250,377
-----------------------------------------------------------------------------
 Analogic Corp.                                        6,600          270,600
-----------------------------------------------------------------------------
 Arrow
 International, Inc.                                  43,000        1,074,140
-----------------------------------------------------------------------------
 ArthroCare Corp. 1                                  117,800        2,886,100
-----------------------------------------------------------------------------
 Bio-Rad
 Laboratories,
 Inc., Cl. A 1                                        35,000        2,018,450
-----------------------------------------------------------------------------
 Closure
 Medical Corp. 1                                      21,700          736,281
-----------------------------------------------------------------------------
 CNS, Inc.                                            72,000          986,400
-----------------------------------------------------------------------------
 Cooper Cos.,
 Inc. (The)                                          134,100        6,320,133
-----------------------------------------------------------------------------
 Cyberonics, Inc. 1                                   35,100        1,123,551
-----------------------------------------------------------------------------
 Cytyc Corp. 1                                        28,500          392,160
-----------------------------------------------------------------------------
 Dade Behring
 Holdings, Inc. 1                                     62,800        2,244,472
-----------------------------------------------------------------------------
 Diagnostic
 Products Corp.                                       48,300        2,217,453
-----------------------------------------------------------------------------
 DJ Orthopedics, Inc. 1                               17,400          466,320
-----------------------------------------------------------------------------
 E-Z-EM, Inc.                                          9,100          117,845
-----------------------------------------------------------------------------
 Encore
 Medical Corp. 1                                     128,200        1,044,830
-----------------------------------------------------------------------------
 EPIX Medical, Inc. 1                                212,800        3,464,384
-----------------------------------------------------------------------------
 Exactech, Inc. 1                                     54,600          805,350
-----------------------------------------------------------------------------
 Haemonetics Corp. 1                                  65,200        1,557,628
-----------------------------------------------------------------------------
 HealthTronics
 Surgical Services, Inc. 1                           116,800          730,000
-----------------------------------------------------------------------------
 I-Flow Corp. 1                                       23,900          332,449
-----------------------------------------------------------------------------
 I-STAT Corp. 1                                       53,300          815,490
-----------------------------------------------------------------------------
 Illumina, Inc. 1                                    152,500        1,075,125
-----------------------------------------------------------------------------
 Immucor, Inc. 1                                      44,525          907,865
-----------------------------------------------------------------------------
 Inamed Corp. 1                                       57,450        2,761,047


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 Interpore
 International, Inc. 1                                70,900   $      921,700
-----------------------------------------------------------------------------
 IVAX
 Diagnostics, Inc. 1                                   8,800           42,680
-----------------------------------------------------------------------------
 Kensey Nash Corp. 1                                 143,586        3,338,375
-----------------------------------------------------------------------------
 Lifeline Systems, Inc. 1                             58,000        1,102,000
-----------------------------------------------------------------------------
 Matthews
 International
 Corp., Cl. A                                         25,400          751,586
-----------------------------------------------------------------------------
 Medical Action
 Industries, Inc. 1                                    9,500          177,745
-----------------------------------------------------------------------------
 Meridian
 Bioscience, Inc.                                     88,300          920,969
-----------------------------------------------------------------------------
 Merit Medical
 Systems, Inc. 1                                     198,434        4,417,141
-----------------------------------------------------------------------------
 Microtek Medical
 Holdings, Inc. 1                                    142,500          712,500
-----------------------------------------------------------------------------
 Mine Safety
 Applicances Co.                                      15,500        1,232,405
-----------------------------------------------------------------------------
 Nutraceutical
 International Corp. 1                                76,600          844,132
-----------------------------------------------------------------------------
 PolyMedica Corp.                                     83,000        2,183,730
-----------------------------------------------------------------------------
 Possis Medical, Inc. 1                               51,100        1,009,225
-----------------------------------------------------------------------------
 Quidel Corp. 1                                       77,300          836,386
-----------------------------------------------------------------------------
 Regeneration
 Technologies, Inc. 1                                 75,900          831,864
-----------------------------------------------------------------------------
 Respironics, Inc. 1                                   2,500          112,725
-----------------------------------------------------------------------------
 Retractable
 Technologies, Inc. 1                                  1,900           11,438
-----------------------------------------------------------------------------
 Sola
 International, Inc. 1                               149,900        2,818,120
-----------------------------------------------------------------------------
 Spectranetics
 Corp. (The) 1                                         3,500           13,125
-----------------------------------------------------------------------------
 SurModics, Inc. 1                                    56,700        1,355,130
-----------------------------------------------------------------------------
 Sybron Dental
 Specialties, Inc. 1                                 184,700        5,190,070
-----------------------------------------------------------------------------
 Synovis Life
 Technologies, Inc. 1                                133,300        2,711,322
-----------------------------------------------------------------------------
 Theragenics Corp. 1                                  30,500          166,835
-----------------------------------------------------------------------------
 Ventana Medical
 Systems, Inc. 1                                      36,800        1,449,920
-----------------------------------------------------------------------------
 Viasys
 Healthcare, Inc. 1                                   43,400          894,040
-----------------------------------------------------------------------------
 VISX, Inc. 1                                         34,200          791,730
-----------------------------------------------------------------------------
 Vital Images, Inc. 1                                135,100        2,410,184

22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 West Pharmaceutical
 Services, Inc.                                        6,800   $      230,520
-----------------------------------------------------------------------------
 Young
 Innovations, Inc.                                    94,800        3,412,800
                                                               --------------
                                                                   83,036,370

-----------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.7%
 Advisory Board
 Co. (The) 1                                          78,200        2,729,962
-----------------------------------------------------------------------------
 American
 Healthways, Inc. 1                                  110,900        2,647,183
-----------------------------------------------------------------------------
 AMERIGROUP
 Corp. 1                                              81,800        3,488,770
-----------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1                                        62,000        1,765,140
-----------------------------------------------------------------------------
 Bio-Reference
 Laboratories, Inc. 1                                148,300        1,942,730
-----------------------------------------------------------------------------
 Cantel
 Medical Corp. 1                                       6,400          103,616
-----------------------------------------------------------------------------
 Centene Corp. 1                                      60,850        1,704,409
-----------------------------------------------------------------------------
 CorVel Corp. 1                                       58,250        2,190,200
-----------------------------------------------------------------------------
 Covance, Inc. 1                                      61,300        1,642,840
-----------------------------------------------------------------------------
 Coventry Health
 Care, Inc. 1                                         16,000        1,031,840
-----------------------------------------------------------------------------
 Curative Health
 Services, Inc. 1                                     35,800          494,040
-----------------------------------------------------------------------------
 DaVita, Inc. 1                                       96,200        3,751,800
-----------------------------------------------------------------------------
 Dendrite
 International, Inc. 1                               256,800        4,024,056
-----------------------------------------------------------------------------
 Eclipsys Corp. 1                                    213,600        2,486,304
-----------------------------------------------------------------------------
 Gentiva Health
 Services, Inc. 1                                    162,500        2,054,000
-----------------------------------------------------------------------------
 Hanger Orthopedic
 Group, Inc. 1                                       145,200        2,260,764
-----------------------------------------------------------------------------
 HealthExtras, Inc. 1                                 95,900        1,285,060
-----------------------------------------------------------------------------
 IDX Systems Corp. 1                                 103,400        2,773,188
-----------------------------------------------------------------------------
 Inveresk Research
 Group, Inc. 1                                        63,300        1,565,409
-----------------------------------------------------------------------------
 LabOne, Inc. 1                                       76,900        2,496,943
-----------------------------------------------------------------------------
 LCA-Vision, Inc. 1                                  124,100        2,627,197
-----------------------------------------------------------------------------
 Mid Atlantic
 Medical Services,
 Inc. 1                                               20,500        1,328,400
-----------------------------------------------------------------------------
 Molina
 Healthcare, Inc. 1                                   29,800          751,854


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 National
 HealthCare Corp. 1                                   13,100   $      260,690
-----------------------------------------------------------------------------
 Omnicell, Inc. 1                                     48,000          777,600
-----------------------------------------------------------------------------
 Option Care, Inc. 1                                   2,800           29,904
-----------------------------------------------------------------------------
 Owens & Minor, Inc.                                 121,700        2,666,447
-----------------------------------------------------------------------------
 Parexel
 International Corp. 1                                94,100        1,530,066
-----------------------------------------------------------------------------
 PDI, Inc. 1                                          16,500          442,365
-----------------------------------------------------------------------------
 Pediatrix Medical
 Group, Inc. 1                                        76,500        4,214,385
-----------------------------------------------------------------------------
 Per-Se
 Technologies, Inc. 1                                197,000        3,006,220
-----------------------------------------------------------------------------
 Prime Medical
 Services, Inc. 1                                     15,600           73,164
-----------------------------------------------------------------------------
 PSS World
 Medical, Inc. 1                                     283,800        3,425,466
-----------------------------------------------------------------------------
 Res-Care, Inc. 1                                    146,000        1,182,600
-----------------------------------------------------------------------------
 Select Medical Corp.                                272,800        4,441,184
-----------------------------------------------------------------------------
 SFBC
 International, Inc. 1                                50,700        1,346,592
-----------------------------------------------------------------------------
 Sunrise Senior
 Living, Inc. 1                                      100,800        3,904,992
-----------------------------------------------------------------------------
 U.S. Physical
 Therapy, Inc. 1                                      45,100          709,423
-----------------------------------------------------------------------------
 United Surgical
 Partners
 International, Inc. 1                                83,600        2,798,928
-----------------------------------------------------------------------------
 US Oncology, Inc. 1                                 391,500        4,212,540
-----------------------------------------------------------------------------
 VCA Antech, Inc. 1                                   68,800        2,131,424
-----------------------------------------------------------------------------
 Ventiv Health, Inc. 1                                19,100          174,765
-----------------------------------------------------------------------------
 VitalWorks, Inc. 1                                  140,600          621,452
                                                               --------------
                                                                   85,095,912

-----------------------------------------------------------------------------
 PHARMACEUTICALS--1.8%
 Able
 Laboratories, Inc. 1                                 13,600          245,752
-----------------------------------------------------------------------------
 American
 Pharmaceutical
 Partners, Inc. 1                                     90,550        3,042,480
-----------------------------------------------------------------------------
 Angiotech
 Pharmaceuticals, Inc. 1                              38,500        1,771,000
-----------------------------------------------------------------------------
 AtheroGenics, Inc. 1                                122,600        1,832,870
-----------------------------------------------------------------------------
 Bradley
 Pharmaceuticals, Inc. 1                             168,600        4,287,498

23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 PHARMACEUTICALS Continued
 Caraco
 Pharmaceutical
 Laboratories Ltd. 1                                  27,100   $      202,708
-----------------------------------------------------------------------------
 CollaGenex
 Pharmaceuticals, Inc. 1                              59,400          665,874
-----------------------------------------------------------------------------
 DepoMed, Inc. 1                                     139,400          988,346
-----------------------------------------------------------------------------
 Encysive
 Pharmaceuticals, Inc. 1                              65,500          586,225
-----------------------------------------------------------------------------
 Endo Pharmaceuticals
 Holdings, Inc. 1                                     66,000        1,271,160
-----------------------------------------------------------------------------
 Hi-Tech Pharmacal
 Co., Inc. 1                                          48,200        1,132,700
-----------------------------------------------------------------------------
 Hollis-Eden
 Pharmaceuticals, Inc. 1                              10,500          115,605
-----------------------------------------------------------------------------
 InKine Pharmaceutical
 Co., Inc. 1                                          48,900          236,187
-----------------------------------------------------------------------------
 Kos Pharmaceuticals,
 Inc. 1                                              102,500        4,411,600
-----------------------------------------------------------------------------
 Lannett Co., Inc. 1                                 108,800        1,828,928
-----------------------------------------------------------------------------
 Nabi
 Biopharmaceuticals 1                                192,000        2,440,320
-----------------------------------------------------------------------------
 NexMed, Inc. 1                                       42,900          171,171
-----------------------------------------------------------------------------
 Orphan
 Medical, Inc. 1                                       5,800           59,450
-----------------------------------------------------------------------------
 Perrigo Co.                                         146,900        2,309,268
-----------------------------------------------------------------------------
 PRAECIS
 Pharmaceuticals, Inc. 1                             109,700          706,468
-----------------------------------------------------------------------------
 Salix
 Pharmaceuticals Ltd. 1                              114,800        2,602,516
-----------------------------------------------------------------------------
 SciClone
 Pharmaceuticals, Inc. 1                              61,900          419,682
-----------------------------------------------------------------------------
 Virbac Corp. 1,2                                      1,500            7,800
                                                               --------------
                                                                   31,335,608

-----------------------------------------------------------------------------
 INDUSTRIALS--15.1%
-----------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.5%
 AAR Corp. 1                                         247,400        3,698,630
-----------------------------------------------------------------------------
 Applied Signal
 Technology, Inc.                                    149,500        3,439,995
-----------------------------------------------------------------------------
 Aviall, Inc. 1                                       33,600          521,136
-----------------------------------------------------------------------------
 Ducommun, Inc. 1                                     27,000          603,450
-----------------------------------------------------------------------------
 Engineered Support
 Systems, Inc.                                        58,900        3,243,034
-----------------------------------------------------------------------------
 ESCO
 Technologies, Inc. 1                                  7,900          344,835
-----------------------------------------------------------------------------
 HEICO Corp.                                           7,500          136,500


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 AEROSPACE & DEFENSE Continued
 Herley
 Industries, Inc. 1                                   32,200   $      666,540
-----------------------------------------------------------------------------
 KVH Industries, Inc. 1                               84,800        2,329,456
-----------------------------------------------------------------------------
 Moog, Inc., Cl. A 1                                  89,000        4,396,600
-----------------------------------------------------------------------------
 MTC
 Technologies, Inc. 1                                 43,600        1,404,792
-----------------------------------------------------------------------------
 Precision
 Castparts Corp.                                      19,100          867,331
-----------------------------------------------------------------------------
 Sequa Corp., Cl A 1                                   4,600          225,400
-----------------------------------------------------------------------------
 Teledyne
 Technologies, Inc. 1                                120,900        2,278,965
-----------------------------------------------------------------------------
 United Defense
 Industries, Inc. 1                                   75,400        2,403,752
                                                               --------------
                                                                   26,560,416

-----------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.1%
 ABX Air, Inc. 1                                     398,700        1,714,410
-----------------------------------------------------------------------------
 Forward Air Corp. 1                                   7,500          206,250
                                                               --------------
                                                                    1,920,660

-----------------------------------------------------------------------------
 AIRLINES--1.1%
 AirTran
 Holdings, Inc. 1                                     43,300          515,270
-----------------------------------------------------------------------------
 Alaska Air
 Group, Inc. 1                                        83,800        2,286,902
-----------------------------------------------------------------------------
 America West
 Holdings
 Corp., Cl. B 1                                      180,700        2,240,680
-----------------------------------------------------------------------------
 Continental
 Airlines, Inc., Cl. B 1                              47,900          779,333
-----------------------------------------------------------------------------
 ExpressJet
 Holdings, Inc. 1                                    230,100        3,451,500
-----------------------------------------------------------------------------
 Frontier Airlines, Inc. 1                           177,300        2,528,298
-----------------------------------------------------------------------------
 Mair Holdings, Inc. 1                                 6,200           45,136
-----------------------------------------------------------------------------
 Mesa Air Group, Inc. 1                              288,100        3,607,012
-----------------------------------------------------------------------------
 Northwest Airlines
 Corp., Cl. A 1                                      354,900        4,478,838
-----------------------------------------------------------------------------
 SkyWest, Inc.                                        15,500          280,860
                                                               --------------
                                                                   20,213,829

-----------------------------------------------------------------------------
 BUILDING PRODUCTS--0.7%
 Aaon, Inc. 1                                         56,250        1,091,813
-----------------------------------------------------------------------------
 American
 Woodmark Corp.                                        1,365           75,143
-----------------------------------------------------------------------------
 ElkCorp                                                 900           24,030
-----------------------------------------------------------------------------
 Griffon Corp. 1                                      22,530          456,458

24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 BUILDING PRODUCTS Continued
 Jacuzzi Brands, Inc. 1                              512,300   $    3,632,207
-----------------------------------------------------------------------------
 Simpson
 Manufacturing
 Co., Inc. 1                                          80,300        4,084,058
-----------------------------------------------------------------------------
 Universal Forest
 Products, Inc.                                       38,100        1,226,058
-----------------------------------------------------------------------------
 USG Corp. 1                                          41,900          694,283
-----------------------------------------------------------------------------
 Watsco, Inc.                                         12,700          288,671
                                                               --------------
                                                                   11,572,721

-----------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--4.5%
 Administaff, Inc. 1                                 181,600        3,156,208
-----------------------------------------------------------------------------
 Angelica Corp.                                       61,700        1,357,400
-----------------------------------------------------------------------------
 Arbitron, Inc. 1                                     39,800        1,660,456
-----------------------------------------------------------------------------
 Banta Corp.                                         108,000        4,374,000
-----------------------------------------------------------------------------
 Bowne & Co., Inc.                                    25,000          339,000
-----------------------------------------------------------------------------
 Bright Horizons
 Family Solutions, Inc. 1                             76,000        3,192,000
-----------------------------------------------------------------------------
 CDI Corp.                                            38,300        1,254,325
-----------------------------------------------------------------------------
 Charles River
 Associates, Inc. 1                                   50,200        1,605,898
-----------------------------------------------------------------------------
 Concorde Career
 Colleges, Inc. 1                                     41,500        1,036,255
-----------------------------------------------------------------------------
 Consolidated
 Graphics, Inc. 1                                     49,700        1,569,526
-----------------------------------------------------------------------------
 Cornell
 Corrections, Inc. 1                                  20,100          274,365
-----------------------------------------------------------------------------
 CPI Corp.                                            32,700          660,867
-----------------------------------------------------------------------------
 Darling
 International, Inc. 1                               691,000        1,907,160
-----------------------------------------------------------------------------
 Duratek, Inc. 1                                       8,700          113,448
-----------------------------------------------------------------------------
 Electro Rent Corp. 1                                  5,000           66,700
-----------------------------------------------------------------------------
 Ennis Business
 Forms, Inc.                                          91,000        1,392,300
-----------------------------------------------------------------------------
 Exponent, Inc. 1                                     92,700        1,983,780
-----------------------------------------------------------------------------
 Exult, Inc. 1                                       334,600        2,382,352
-----------------------------------------------------------------------------
 General
 Binding Corp. 1                                      23,600          424,800
-----------------------------------------------------------------------------
 Gevity HR, Inc.                                     168,700        3,751,888
-----------------------------------------------------------------------------
 Gundle/SLT
 Environmental, Inc. 1                                61,200        1,270,512
-----------------------------------------------------------------------------
 Harland
 (John H.) Co.                                        17,600          480,480
-----------------------------------------------------------------------------
 Heidrick & Struggles
 International, Inc. 1                                67,658        1,474,944


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 ICT Group, Inc. 1                                    26,300   $      309,025
-----------------------------------------------------------------------------
 Imagistics
 International, Inc. 1                               126,100        4,728,750
-----------------------------------------------------------------------------
 Interpool, Inc.                                      51,400          732,450
-----------------------------------------------------------------------------
 ITT Educational
 Services, Inc. 1                                     14,900          699,853
-----------------------------------------------------------------------------
 Korn-Ferry
 International 1                                      82,200        1,096,548
-----------------------------------------------------------------------------
 Labor Ready, Inc. 1                                   2,900           37,990
-----------------------------------------------------------------------------
 Layne
 Christensen Co. 1                                     5,600           65,800
-----------------------------------------------------------------------------
 LECG Corp. 1                                         53,700        1,229,193
-----------------------------------------------------------------------------
 Mail-Well, Inc. 1                                    26,100          120,321
-----------------------------------------------------------------------------
 McGrath Rentcorp                                      4,400          119,900
-----------------------------------------------------------------------------
 MemberWorks, Inc. 1                                   6,500          176,605
-----------------------------------------------------------------------------
 Navigant
 Consulting, Inc. 1                                  250,100        4,716,886
-----------------------------------------------------------------------------
 NCO Group, Inc. 1                                   142,100        3,235,617
-----------------------------------------------------------------------------
 New England
 Business Service, Inc.                               59,000        1,740,500
-----------------------------------------------------------------------------
 Pico Holdings, Inc. 1                                 5,800           90,886
-----------------------------------------------------------------------------
 Princeton Review,
 Inc. (The) 1                                         12,200          118,950
-----------------------------------------------------------------------------
 Right Management
 Consultants, Inc. 1                                  59,825        1,116,335
-----------------------------------------------------------------------------
 Rollins, Inc.                                       157,700        3,556,135
-----------------------------------------------------------------------------
 Schawk, Inc.                                         19,600          267,148
-----------------------------------------------------------------------------
 School Specialty, Inc. 1                            118,600        4,033,586
-----------------------------------------------------------------------------
 Sotheby's Holdings,
 Inc., Cl. A 1                                       210,900        2,880,894
-----------------------------------------------------------------------------
 Spherion Corp. 1                                     77,100          754,809
-----------------------------------------------------------------------------
 Strayer
 Education, Inc.                                      15,200        1,654,216
-----------------------------------------------------------------------------
 Tetra Tech, Inc. 1                                  171,900        4,273,434
-----------------------------------------------------------------------------
 United Rentals, Inc. 1                               30,300          583,578
-----------------------------------------------------------------------------
 United
 Stationers, Inc. 1                                   59,400        2,430,648
-----------------------------------------------------------------------------
 University of
 Phoenix Online 1                                     34,266        2,361,955
-----------------------------------------------------------------------------
 Wackenhut
 Corrections Corp. 1                                  43,800          998,640
-----------------------------------------------------------------------------
 Watson Wyatt &
 Co. Holdings 1                                       69,100        1,668,765
                                                               --------------
                                                                   81,528,081

25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.9%
 Comfort Systems
 USA, Inc. 1                                         131,800   $      722,264
-----------------------------------------------------------------------------
 Dycom
 Industries, Inc. 1                                  150,500        4,036,410
-----------------------------------------------------------------------------
 Integrated Electrical
 Services, Inc. 1                                    266,400        2,464,200
-----------------------------------------------------------------------------
 MasTec, Inc. 1                                      172,800        2,559,168
-----------------------------------------------------------------------------
 Perini Corp. 1                                       71,800          656,970
-----------------------------------------------------------------------------
 URS Corp. 1                                         151,700        3,794,017
-----------------------------------------------------------------------------
 Washington Group
 International, Inc. 1                                30,100        1,022,497
                                                               --------------
                                                                   15,255,526

-----------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.8%
 Acuity Brands, Inc.                                 179,700        4,636,260
-----------------------------------------------------------------------------
 Franklin Electric
 Co., Inc.                                            29,300        1,772,357
-----------------------------------------------------------------------------
 General Cable Corp. 1                                56,100          457,215
-----------------------------------------------------------------------------
 Genlyte Group,
 Inc. (The) 1                                         37,100        2,165,898
-----------------------------------------------------------------------------
 II-VI, Inc. 1                                       158,013        4,076,735
-----------------------------------------------------------------------------
 LSI Industries, Inc.                                  9,000          121,500
-----------------------------------------------------------------------------
 Ultralife
 Batteries, Inc. 1                                    55,900          692,042
-----------------------------------------------------------------------------
 Vicor Corp. 1                                        16,900          192,829
                                                               --------------
                                                                   14,114,836

-----------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.2%
 Raven Industries, Inc.                               22,300          657,850
-----------------------------------------------------------------------------
 Standex
 International Corp.                                  20,100          562,800
-----------------------------------------------------------------------------
 United Capital Corp.                                  6,700          138,824
-----------------------------------------------------------------------------
 United
 Industrial Corp.                                     62,900        1,135,345
-----------------------------------------------------------------------------
 Walter
 Industries, Inc.                                    122,900        1,640,715
                                                               --------------
                                                                    4,135,534

-----------------------------------------------------------------------------
 MACHINERY--3.2%
 A.S.V., Inc. 1                                       45,200        1,688,672
-----------------------------------------------------------------------------
 Actuant Corp., Cl. A 1                               23,700          857,940
-----------------------------------------------------------------------------
 Alamo Group, Inc.                                    14,700          224,322
-----------------------------------------------------------------------------
 Albany International
 Corp., Cl. A                                        137,800        4,671,420


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 MACHINERY Continued
 Ampco-Pittsburgh
 Corp.                                                24,900    $     340,383
-----------------------------------------------------------------------------
 Badger Meter, Inc.                                      700           26,705
-----------------------------------------------------------------------------
 BHA Group,
 Inc., Cl. A                                          27,200          684,080
-----------------------------------------------------------------------------
 Briggs &
 Stratton Corp.                                       91,800        6,187,320
-----------------------------------------------------------------------------
 Cascade Corp.                                       124,200        2,769,660
-----------------------------------------------------------------------------
 Ceradyne, Inc. 1                                     98,300        3,348,098
-----------------------------------------------------------------------------
 Chicago Bridge &
 Iron Co. NV                                         140,000        4,046,000
-----------------------------------------------------------------------------
 CIRCOR
 International, Inc.                                  20,100          484,410
-----------------------------------------------------------------------------
 Clarcor, Inc.                                        16,900          745,290
-----------------------------------------------------------------------------
 Cuno, Inc. 1                                         22,900        1,031,187
-----------------------------------------------------------------------------
 Dionex Corp. 1                                       88,100        4,054,362
-----------------------------------------------------------------------------
 Encore Wire Corp. 1                                  19,600          347,116
-----------------------------------------------------------------------------
 EnPro Industries, Inc. 1                             70,000          976,500
-----------------------------------------------------------------------------
 Flanders Corp. 1                                     56,800          373,744
-----------------------------------------------------------------------------
 Greenbrier Cos., Inc. 1                              16,000          268,000
-----------------------------------------------------------------------------
 Joy Global, Inc. 1                                   49,800        1,302,270
-----------------------------------------------------------------------------
 Kadant, Inc. 1                                       97,100        2,102,215
-----------------------------------------------------------------------------
 Middleby
 Corp. (The)                                         100,900        4,083,423
-----------------------------------------------------------------------------
 NACCO Industries,
 Inc., Cl. A                                           8,100          724,788
-----------------------------------------------------------------------------
 Oshkosh Truck Corp.                                  41,800        2,133,054
-----------------------------------------------------------------------------
 Pall Corp.                                           14,300          383,669
-----------------------------------------------------------------------------
 Penn Engineering &
 Manufacturing Corp.                                  12,500          237,875
-----------------------------------------------------------------------------
 Tennant Co.                                           1,100           47,630
-----------------------------------------------------------------------------
 Thomas
 Industries, Inc.                                     15,800          547,628
-----------------------------------------------------------------------------
 Toro Co. (The)                                      109,200        5,066,880
-----------------------------------------------------------------------------
 Trinity Industries, Inc.                            101,500        3,130,260
-----------------------------------------------------------------------------
 Wabash
 National Corp. 1                                    126,100        3,694,730
-----------------------------------------------------------------------------
 Wabtec Corp.                                         86,600        1,475,664
                                                               --------------
                                                                   58,055,295

-----------------------------------------------------------------------------
 MARINE--0.3%
 Alexander &
 Baldwin, Inc.                                       107,300        3,614,937
-----------------------------------------------------------------------------
 UTI Worldwide, Inc.                                  56,700        2,150,631
                                                               --------------
                                                                    5,765,568

26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 ROAD & RAIL--1.5%
 Arkansas Best Corp.                                  27,200   $      853,808
-----------------------------------------------------------------------------
 Central Freight
 Lines, Inc. 1                                        53,100          942,525
-----------------------------------------------------------------------------
 Covenant Transport,
 Inc., Cl. A 1                                        41,900          796,519
-----------------------------------------------------------------------------
 Florida East Coast
 Industries, Inc., Cl. A                              30,300        1,002,930
-----------------------------------------------------------------------------
 Genesee & Wyoming,
 Inc., Cl. A 1                                        75,400        2,375,100
-----------------------------------------------------------------------------
 Heartland
 Express, Inc.                                        59,100        1,429,629
-----------------------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc. 1                                     83,300        2,249,933
-----------------------------------------------------------------------------
 Knight
 Transportation, Inc. 1                               17,500          448,875
-----------------------------------------------------------------------------
 Landstar System, Inc. 1                             109,300        4,157,772
-----------------------------------------------------------------------------
 Marten
 Transport Ltd. 1                                      3,600           55,368
-----------------------------------------------------------------------------
 Mullen
 Transportation, Inc.                                 60,200        1,840,124
-----------------------------------------------------------------------------
 Old Dominion
 Freight Line, Inc. 1                                 27,000          920,160
-----------------------------------------------------------------------------
 Overnite Corp. 1                                    107,700        2,450,175
-----------------------------------------------------------------------------
 Pacer
 International, Inc. 1                               141,800        2,867,196
-----------------------------------------------------------------------------
 Quality
 Distribution, Inc. 1                                 42,400          828,920
-----------------------------------------------------------------------------
 Ryder Systems, Inc.                                  29,100          993,765
-----------------------------------------------------------------------------
 SCS
 Transportation, Inc. 1                              131,850        2,317,923
-----------------------------------------------------------------------------
 U.S. Xpress
 Enterprises,
 Inc., Cl. A 1                                        29,500          361,375
-----------------------------------------------------------------------------
 USF Corp.                                             8,700          297,453
-----------------------------------------------------------------------------
 Yellow
 Roadway Corp. 1                                       4,785          173,073
                                                               --------------
                                                                   27,362,623

-----------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.3%
 Aceto Corp.                                           3,900           99,606
-----------------------------------------------------------------------------
 Applied Industrial
 Technologies, Inc.                                  118,300        2,822,638
-----------------------------------------------------------------------------
 Lawson
 Products, Inc.                                        8,000          265,440
-----------------------------------------------------------------------------
 MSC Industrial
 Direct Co., Inc., Cl. A                              66,500        1,828,750
                                                               --------------
                                                                    5,016,434


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.0%
 Timco Aviation
 Services, Inc. 1                                      1,146   $          871
-----------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--21.8%
-----------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--3.0%
 Aspect
 Communications
 Corp. 1                                             255,611        4,028,429
-----------------------------------------------------------------------------
 Audiovox
 Corp., Cl. A 1                                       49,500          635,580
-----------------------------------------------------------------------------
 C-COR.net Corp. 1                                   229,100        2,549,883
-----------------------------------------------------------------------------
 Computer Network
 Technology Corp. 1                                  146,800        1,400,472
-----------------------------------------------------------------------------
 Comtech
 Telecommunications
 Corp. 1                                             174,950        5,050,807
-----------------------------------------------------------------------------
 CyberGuard Corp. 1                                  164,800        1,437,056
-----------------------------------------------------------------------------
 Digi
 International, Inc. 1                                95,100          912,960
-----------------------------------------------------------------------------
 Ditech
 Communications
 Corp. 1                                             115,000        2,196,500
-----------------------------------------------------------------------------
 Enterasys
 Networks, Inc. 1                                    143,000          536,250
-----------------------------------------------------------------------------
 F5 Networks, Inc. 1                                  14,000          351,400
-----------------------------------------------------------------------------
 FalconStor
 Software, Inc. 1                                     74,300          649,382
-----------------------------------------------------------------------------
 Glenayre
 Technologies, Inc. 1                                151,200          406,728
-----------------------------------------------------------------------------
 Harmonic, Inc. 1                                    444,800        3,224,800
-----------------------------------------------------------------------------
 McDATA
 Corp., Cl. A 1                                       48,700          464,111
-----------------------------------------------------------------------------
 McDATA
 Corp., Cl. B 1                                       87,200          831,016
-----------------------------------------------------------------------------
 Network Equipment
 Technologies, Inc. 1                                 28,600          314,600
-----------------------------------------------------------------------------
 New Focus, Inc. 1                                   147,412          740,008
-----------------------------------------------------------------------------
 NICE Systems Ltd.,
 Sponsored ADR 1                                      19,200          486,720
-----------------------------------------------------------------------------
 Packeteer, Inc. 1                                   272,400        4,625,352
-----------------------------------------------------------------------------
 Performance
 Technologies, Inc. 1                                107,300        1,529,025
-----------------------------------------------------------------------------
 Plantronics, Inc. 1                                  92,000        3,003,800
-----------------------------------------------------------------------------
 Powerwave
 Technologies, Inc. 1                                358,700        2,744,055
-----------------------------------------------------------------------------
 Proxim Corp., Cl. A 1                               442,200          738,474
-----------------------------------------------------------------------------
 SCM
 Microsystems, Inc. 1                                  3,500           27,020

27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT Continued
 SeaChange
 International, Inc. 1                               188,200   $    2,898,280
-----------------------------------------------------------------------------
 SpectraLink Corp.                                   204,600        3,922,182
-----------------------------------------------------------------------------
 Symmetricom, Inc. 1                                 145,500        1,059,240
-----------------------------------------------------------------------------
 Terayon
 Communication
 Systems, Inc. 1                                     115,000          517,500
-----------------------------------------------------------------------------
 Verso
 Technologies, Inc. 1                                727,900        2,329,280
-----------------------------------------------------------------------------
 Westell
 Technologies,
 Inc., Cl. A 1                                       438,400        2,766,304
-----------------------------------------------------------------------------
 Zhone
 Technologies, Inc. 1                                226,300        1,117,922
                                                               --------------
                                                                   53,495,136

-----------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.8%
 Advanced Digital
 Information Corp. 1                                 206,600        2,892,400
-----------------------------------------------------------------------------
 Avid
 Technology, Inc. 1                                   52,400        2,515,200
-----------------------------------------------------------------------------
 Hutchinson
 Technology, Inc. 1                                  141,800        4,358,932
-----------------------------------------------------------------------------
 Immersion Corp. 1                                    16,100           95,795
-----------------------------------------------------------------------------
 InFocus Corp. 1                                     191,900        1,857,592
-----------------------------------------------------------------------------
 Maxtor Corp. 1                                      130,200        1,445,220
-----------------------------------------------------------------------------
 Neoware
 Systems, Inc. 1                                      58,500          801,450
-----------------------------------------------------------------------------
 Network
 Engines, Inc. 1                                     124,900          544,564
-----------------------------------------------------------------------------
 Overland
 Storage, Inc. 1                                      58,700        1,103,560
-----------------------------------------------------------------------------
 Presstek, Inc. 1                                    128,700          935,649
-----------------------------------------------------------------------------
 Quantum Corp. 1                                     451,400        1,408,368
-----------------------------------------------------------------------------
 Rainbow
 Technologies, Inc. 1                                205,000        2,308,300
-----------------------------------------------------------------------------
 SimpleTech, Inc. 1                                  292,300        1,756,723
-----------------------------------------------------------------------------
 Storage
 Technology Corp. 1                                   39,000        1,004,250
-----------------------------------------------------------------------------
 Stratasys, Inc. 1                                   127,550        3,477,013
-----------------------------------------------------------------------------
 Synaptics, Inc. 1                                     7,400          110,852
-----------------------------------------------------------------------------
 Western
 Digital Corp. 1                                     402,000        4,739,580
-----------------------------------------------------------------------------
 Xybernaut Corp. 1                                   533,300          837,281
                                                               --------------
                                                                   32,192,729


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--3.3%
 Agilysys, Inc.                                      203,700   $    2,271,255
-----------------------------------------------------------------------------
 Brightpoint, Inc. 1                                 118,125        2,037,656
-----------------------------------------------------------------------------
 CellStar Corp. 1                                    168,000        2,121,840
-----------------------------------------------------------------------------
 Checkpoint
 Systems, Inc. 1                                     196,900        3,723,379
-----------------------------------------------------------------------------
 Cognex Corp.                                        147,867        4,175,764
-----------------------------------------------------------------------------
 Daktronics, Inc. 1                                  126,100        3,172,676
-----------------------------------------------------------------------------
 Digital Theater
 Systems, Inc. 1                                      71,500        1,765,335
-----------------------------------------------------------------------------
 Excel
 Technology, Inc. 1                                   54,700        1,797,442
-----------------------------------------------------------------------------
 Fargo
 Electronics, Inc. 1                                  24,687          314,019
-----------------------------------------------------------------------------
 FARO
 Technologies, Inc. 1                                 40,000          999,200
-----------------------------------------------------------------------------
 GTSI Corp. 1                                         25,100          347,660
-----------------------------------------------------------------------------
 Hypercom Corp. 1                                    131,100          624,036
-----------------------------------------------------------------------------
 Innovex, Inc. 1                                     136,900        1,154,067
-----------------------------------------------------------------------------
 Kemet Corp. 1                                        23,800          325,822
-----------------------------------------------------------------------------
 Komag, Inc. 1                                        42,600          623,238
-----------------------------------------------------------------------------
 Landauer, Inc.                                       24,600        1,003,188
-----------------------------------------------------------------------------
 LeCroy Corp. 1                                        3,000           54,030
-----------------------------------------------------------------------------
 Maxwell
 Technologies, Inc. 1                                  4,400           31,240
-----------------------------------------------------------------------------
 Measurement
 Specialties, Inc. 1,2                                44,400          907,092
-----------------------------------------------------------------------------
 Methode
 Electronics, Inc., Cl. A                             80,600          985,738
-----------------------------------------------------------------------------
 MTS Systems Corp.                                   139,800        2,688,354
-----------------------------------------------------------------------------
 Park Electrochemical
 Corp.                                                51,900        1,374,831
-----------------------------------------------------------------------------
 Pemstar, Inc. 1                                      42,500          139,825
-----------------------------------------------------------------------------
 Planar Systems, Inc. 1                              112,300        2,731,136
-----------------------------------------------------------------------------
 RadiSys Corp. 1                                     104,000        1,753,440
-----------------------------------------------------------------------------
 Richardson
 Electronics Ltd.                                      1,900           23,351
-----------------------------------------------------------------------------
 Rofin-Sinar
 Technologies, Inc. 1                                146,500        5,063,040
-----------------------------------------------------------------------------
 ScanSource, Inc. 1                                   60,600        2,764,572
-----------------------------------------------------------------------------
 Superconductor
 Technologies, Inc. 1                                313,800        1,751,004
-----------------------------------------------------------------------------
 Sypris Solutions, Inc.                                8,200          137,842
-----------------------------------------------------------------------------
 Trimble
 Navigation Ltd. 1                                    62,800        2,338,672

28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
 UNOVA, Inc. 1                                       150,900   $    3,463,155
-----------------------------------------------------------------------------
 Varian, Inc. 1                                       40,300        1,681,719
-----------------------------------------------------------------------------
 Veeco
 Instruments, Inc. 1                                 121,200        3,417,840
-----------------------------------------------------------------------------
 WJ
 Communications,
 Inc. 1                                               12,800           65,523
-----------------------------------------------------------------------------
 Woodhead
 Industries, Inc.                                     30,800          520,520
-----------------------------------------------------------------------------
 X-Rite, Inc.                                         34,900          395,068
-----------------------------------------------------------------------------
 Zomax, Inc. 1                                        63,100          314,869
                                                               --------------
                                                                   59,059,438

-----------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--4.2%
 24/7 Media, Inc. 1                                  543,200          727,888
-----------------------------------------------------------------------------
 Akamai
 Technologies, Inc. 1                                291,200        3,130,400
-----------------------------------------------------------------------------
 BroadVision, Inc. 1                                  56,100          238,986
-----------------------------------------------------------------------------
 Corillian Corp. 1                                   475,600        3,001,036
-----------------------------------------------------------------------------
 CyberSource Corp. 1                                 140,200          723,432
-----------------------------------------------------------------------------
 Digital Insight Corp. 1                             161,900        4,031,310
-----------------------------------------------------------------------------
 Digital River, Inc. 1                                66,600        1,471,860
-----------------------------------------------------------------------------
 Digitas, Inc. 1                                     436,972        4,072,579
-----------------------------------------------------------------------------
 EarthLink, Inc. 1                                   417,900        4,179,000
-----------------------------------------------------------------------------
 eCollege.com, Inc. 1                                 23,000          424,580
-----------------------------------------------------------------------------
 Embarcadero
 Technologies, Inc. 1                                183,619        2,928,723
-----------------------------------------------------------------------------
 FindWhat.com 1                                       74,400        1,395,000
-----------------------------------------------------------------------------
 HomeStore.com, Inc. 1                               449,609        2,126,651
-----------------------------------------------------------------------------
 InfoSpace, Inc. 1                                    38,100          878,205
-----------------------------------------------------------------------------
 Internap Network
 Services Corp. 1                                  1,276,438        3,127,273
-----------------------------------------------------------------------------
 Interwoven, Inc. 1                                   68,078          860,506
-----------------------------------------------------------------------------
 ITXC Corp. 1                                         20,800           89,856
-----------------------------------------------------------------------------
 Ivillage, Inc. 1                                     61,900          221,602
-----------------------------------------------------------------------------
 j2 Global
 Communications,
 Inc. 1                                               39,300          973,461
-----------------------------------------------------------------------------
 Lionbridge
 Technologies, Inc. 1                                178,300        1,713,463
-----------------------------------------------------------------------------
 LookSmart Ltd. 1                                    646,400        1,001,920
-----------------------------------------------------------------------------
 MatrixOne, Inc. 1                                   156,600          964,656
-----------------------------------------------------------------------------
 National Information
 Consortium, Inc. 1                                  234,900        1,886,247


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES Continued
 Netegrity, Inc. 1                                   382,300   $    3,941,513
-----------------------------------------------------------------------------
 On2
 Technologies, Inc. 1                                519,600          680,676
-----------------------------------------------------------------------------
 Open Text Corp. 1                                   137,400        2,633,958
-----------------------------------------------------------------------------
 RADWARE Ltd. 1                                       86,000        2,343,500
-----------------------------------------------------------------------------
 Raindance
 Communications,
 Inc. 1                                              171,300          471,075
-----------------------------------------------------------------------------
 Retek, Inc. 1                                       129,700        1,203,616
-----------------------------------------------------------------------------
 S1 Corp. 1                                          267,900        2,156,595
-----------------------------------------------------------------------------
 Secure
 Computing Corp. 1                                   320,600        5,741,946
-----------------------------------------------------------------------------
 SeeBeyond
 Technology Corp. 1                                  356,600        1,529,814
-----------------------------------------------------------------------------
 Selectica, Inc. 1                                    92,900          397,612
-----------------------------------------------------------------------------
 SonicWALL, Inc. 1                                   339,900        2,651,220
-----------------------------------------------------------------------------
 Stellent, Inc. 1                                     33,700          331,608
-----------------------------------------------------------------------------
 SupportSoft, Inc. 1                                 351,900        4,627,485
-----------------------------------------------------------------------------
 TheStreet.com, Inc. 1                                16,800           69,216
-----------------------------------------------------------------------------
 United Online, Inc. 1                               178,650        2,999,534
-----------------------------------------------------------------------------
 ValueClick, Inc. 1                                   54,400          493,952
-----------------------------------------------------------------------------
 Vastera, Inc. 1                                      47,900          191,600
-----------------------------------------------------------------------------
 Vitria
 Technology, Inc. 1                                   35,400          251,340
-----------------------------------------------------------------------------
 WatchGuard
 Technologies, Inc. 1                                 69,400          403,908
-----------------------------------------------------------------------------
 WebEx
 Communications,
 Inc. 1                                              147,100        2,956,710
                                                               --------------
                                                                   76,245,512

-----------------------------------------------------------------------------
 IT SERVICES--1.9%
 Acxiom Corp. 1                                      155,900        2,895,063
-----------------------------------------------------------------------------
 Anteon
 International Corp. 1                                15,200          547,960
-----------------------------------------------------------------------------
 Aquantive, Inc. 1                                   179,400        1,838,850
-----------------------------------------------------------------------------
 CACI International,
 Inc., Cl. A 1                                        12,600          612,612
-----------------------------------------------------------------------------
 Computer Horizons
 Corp. 1                                              16,800           66,024
-----------------------------------------------------------------------------
 Convergys Corp. 1                                     9,800          171,108
-----------------------------------------------------------------------------
 Corio, Inc. 1                                       140,500          384,970
-----------------------------------------------------------------------------
 Euronet
 Worldwide, Inc. 1                                    62,400        1,123,200
-----------------------------------------------------------------------------

29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 IT SERVICES Continued
 Evolving
 Systems, Inc. 1                                     136,700   $    1,818,110
-----------------------------------------------------------------------------
 Forrester
 Research, Inc. 1                                      2,600           46,462
-----------------------------------------------------------------------------
 Gartner, Inc., Cl. B 1                              105,300        1,145,664
-----------------------------------------------------------------------------
 Global
 Payments, Inc.                                       29,800        1,404,176
-----------------------------------------------------------------------------
 Information
 Resources, Inc. 1                                    76,300          137,340
-----------------------------------------------------------------------------
 infoUSA, Inc. 1                                     278,400        2,065,728
-----------------------------------------------------------------------------
 Intrado, Inc. 1                                     126,500        2,776,675
-----------------------------------------------------------------------------
 iPayment
 Holdings, Inc. 1                                      2,943          100,062
-----------------------------------------------------------------------------
 Lawson
 Software, Inc. 1                                    213,571        1,757,689
-----------------------------------------------------------------------------
 Lightbridge, Inc. 1                                 212,300        1,931,930
-----------------------------------------------------------------------------
 ManTech
 International Corp. 1                                41,600        1,037,920
-----------------------------------------------------------------------------
 MAPICS, Inc. 1                                        5,400           70,686
-----------------------------------------------------------------------------
 QAD, Inc. 1                                         144,600        1,772,796
-----------------------------------------------------------------------------
 SM&A 1                                              149,700        1,751,490
-----------------------------------------------------------------------------
 SS&C
 Technologies, Inc.                                  165,000        4,611,750
-----------------------------------------------------------------------------
 Startek, Inc.                                        29,100        1,186,989
-----------------------------------------------------------------------------
 Sykes
 Enterprises, Inc. 1                                  25,700          219,992
-----------------------------------------------------------------------------
 Tyler
 Technologies, Inc. 1                                198,700        1,913,481
                                                               --------------
                                                                   33,388,727

-----------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.4%
 Gerber
 Scientific, Inc. 1                                  127,700        1,016,492
-----------------------------------------------------------------------------
 Metrologic
 Instruments, Inc. 1                                 215,600        5,821,200
                                                               --------------
                                                                    6,837,692

-----------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
 ADE Corp. 1                                          33,900          627,828
-----------------------------------------------------------------------------
 Advanced Energy
 Industries, Inc. 1                                   14,200          369,910
-----------------------------------------------------------------------------
 AMIS Holdings, Inc. 1                                61,200        1,118,736
-----------------------------------------------------------------------------
 ANADIGICS, Inc. 1                                   248,800        1,482,848
-----------------------------------------------------------------------------
 Asyst
 Technologies, Inc. 1                                 80,000        1,388,000


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT Continued
 August
 Technology Corp. 1                                   23,900   $      443,345
-----------------------------------------------------------------------------
 Axcelis
 Technologies, Inc. 1                                123,700        1,264,214
-----------------------------------------------------------------------------
 Brooks
 Automation, Inc. 1                                   24,000          580,080
-----------------------------------------------------------------------------
 Cirrus Logic, Inc. 1                                479,000        3,673,930
-----------------------------------------------------------------------------
 Credence
 Systems Corp. 1                                     195,200        2,568,832
-----------------------------------------------------------------------------
 Diodes, Inc. 1                                      124,504        2,365,576
-----------------------------------------------------------------------------
 DSP Group, Inc. 1                                    17,500          435,925
-----------------------------------------------------------------------------
 Helix
 Technology Corp.                                     50,000        1,029,000
-----------------------------------------------------------------------------
 Integrated Device
 Technology, Inc. 1                                  105,600        1,813,152
-----------------------------------------------------------------------------
 Integrated Silicon
 Solution, Inc. 1                                    114,500        1,794,215
-----------------------------------------------------------------------------
 Kulicke & Soffa
 Industries, Inc. 1                                  135,200        1,944,176
-----------------------------------------------------------------------------
 Micrel, Inc. 1                                       28,700          447,146
-----------------------------------------------------------------------------
 Microsemi Corp. 1                                    86,000        2,113,880
-----------------------------------------------------------------------------
 Mindspeed
 Technologies, Inc. 1                                426,100        2,918,785
-----------------------------------------------------------------------------
 MKS
 Instruments, Inc. 1                                  21,136          612,944
-----------------------------------------------------------------------------
 NPTest
 Holding Corp. 1                                     140,900        1,555,536
-----------------------------------------------------------------------------
 NVE Corp. 1                                          47,600        2,441,880
-----------------------------------------------------------------------------
 O2Micro
 International Ltd. 1                                  9,700          217,280
-----------------------------------------------------------------------------
 OmniVision
 Technologies, Inc. 1                                 17,200          950,300
-----------------------------------------------------------------------------
 Photronics, Inc. 1                                  188,800        3,760,896
-----------------------------------------------------------------------------
 Power
 Integrations, Inc. 1                                    600           20,076
-----------------------------------------------------------------------------
 Rambus, Inc. 1                                       39,700        1,218,790
-----------------------------------------------------------------------------
 Sigmatel, Inc. 1                                     40,700        1,004,476
-----------------------------------------------------------------------------
 Siliconix, Inc. 1                                     9,162          418,703
-----------------------------------------------------------------------------
 Sipex Corp. 1                                        46,700          360,057
-----------------------------------------------------------------------------
 Supertex, Inc. 1                                     14,500          276,950
-----------------------------------------------------------------------------
 Tessera
 Technologies, Inc. 1                                 37,800          711,018
-----------------------------------------------------------------------------
 Transmeta Corp. 1                                   306,000        1,040,400
-----------------------------------------------------------------------------
 TranSwitch Corp. 1                                  857,100        1,971,330

30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT Continued
 Trident
 Microsystems, Inc. 1                                108,750   $    1,894,425
-----------------------------------------------------------------------------
 TriQuint
 Semiconductor, Inc. 1                               547,300        3,869,411
-----------------------------------------------------------------------------
 Ultratech, Inc. 1                                   150,800        4,428,996
-----------------------------------------------------------------------------
 Vitesse
 Semiconductor
 Corp. 1                                              71,300          418,531
-----------------------------------------------------------------------------
 White Electronic
 Designs Corp. 1                                      46,500          409,200
                                                               --------------
                                                                   55,960,777

-----------------------------------------------------------------------------
 SOFTWARE--4.1%
 Altiris, Inc. 1                                      16,300          594,624
-----------------------------------------------------------------------------
 Ansoft Corp. 1                                       47,800          613,274
-----------------------------------------------------------------------------
 Ansys, Inc. 1                                        96,800        3,842,960
-----------------------------------------------------------------------------
 Ascential
 Software Corp. 1                                    192,400        4,988,932
-----------------------------------------------------------------------------
 Aspen
 Technology, Inc. 1                                  311,800        3,199,068
-----------------------------------------------------------------------------
 BindView
 Development Corp. 1                                 154,800          583,596
-----------------------------------------------------------------------------
 Bottomline
 Technologies, Inc. 1                                 13,900          125,100
-----------------------------------------------------------------------------
 Callidus
 Software, Inc. 1                                     10,000          176,900
-----------------------------------------------------------------------------
 Captaris, Inc. 1                                    110,300          619,886
-----------------------------------------------------------------------------
 CCC Information
 Services Group, Inc. 1                               32,600          550,940
-----------------------------------------------------------------------------
 Cognos, Inc. 1                                       14,500          443,990
-----------------------------------------------------------------------------
 Concord
 Communications,
 Inc. 1                                               56,600        1,130,302
-----------------------------------------------------------------------------
 Convera Corp. 1                                       1,800            6,138
-----------------------------------------------------------------------------
 Datastream
 Systems, Inc. 1                                      53,100          416,835
-----------------------------------------------------------------------------
 Digimarc Corp. 1                                     28,600          380,380
-----------------------------------------------------------------------------
 Dynamics
 Research Corp. 1                                     13,000          209,690
-----------------------------------------------------------------------------
 E.piphany, Inc. 1                                   214,700        1,547,987
-----------------------------------------------------------------------------
 Epicor
 Software Corp. 1                                    296,700        3,785,892
-----------------------------------------------------------------------------
 ePlus, inc. 1                                        53,500          659,709
-----------------------------------------------------------------------------
 Group 1
 Software, Inc. 1                                     76,700        1,351,454


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 SOFTWARE Continued
 Hyperion
 Solutions Corp. 1                                    21,300   $      641,982
-----------------------------------------------------------------------------
 Inet
 Technologies, Inc. 1                                235,000        2,820,000
-----------------------------------------------------------------------------
 Informatica Corp. 1                                 128,900        1,327,670
-----------------------------------------------------------------------------
 InteliData
 Technologies Corp. 1                                 42,200           69,630
-----------------------------------------------------------------------------
 InterVoice-Brite, Inc. 1                            301,500        3,578,805
-----------------------------------------------------------------------------
 JDA Software
 Group, Inc. 1                                        67,400        1,112,774
-----------------------------------------------------------------------------
 Kronos, Inc. 1                                       50,500        2,000,305
-----------------------------------------------------------------------------
 Macromedia, Inc. 1                                   34,000          606,560
-----------------------------------------------------------------------------
 Magma Design
 Automation, Inc. 1                                    8,300          193,722
-----------------------------------------------------------------------------
 Manugistics
 Group, Inc. 1                                        55,800          348,750
-----------------------------------------------------------------------------
 MapInfo Corp. 1                                      11,000          110,880
-----------------------------------------------------------------------------
 Midway Games, Inc. 1                                260,000        1,008,800
-----------------------------------------------------------------------------
 Mobius Management
 Systems, Inc. 1                                     168,500        2,131,525
-----------------------------------------------------------------------------
 MRO Software, Inc. 1                                  5,100           68,646
-----------------------------------------------------------------------------
 MSC.Software Corp. 1                                 91,000          859,950
-----------------------------------------------------------------------------
 Nuance
 Communications,
 Inc. 1                                              138,600        1,058,904
-----------------------------------------------------------------------------
 Open Solutions, Inc. 1                               42,300          743,211
-----------------------------------------------------------------------------
 OPNET
 Technologies, Inc. 1                                 24,500          403,270
-----------------------------------------------------------------------------
 Parametric
 Technology Corp. 1                                  382,700        1,507,838
-----------------------------------------------------------------------------
 Pegasystems, Inc. 1                                  48,500          418,070
-----------------------------------------------------------------------------
 Plumtree
 Software, Inc. 1                                    283,400        1,331,980
-----------------------------------------------------------------------------
 Progress
 Software Corp. 1                                    174,200        3,564,132
-----------------------------------------------------------------------------
 Pumatech, Inc. 1                                     73,300          291,734
-----------------------------------------------------------------------------
 QRS Corp. 1                                          12,900          104,748
-----------------------------------------------------------------------------
 Quality
 Systems, Inc. 1                                      82,800        3,692,052
-----------------------------------------------------------------------------
 Radiant
 Systems, Inc. 1                                     105,400          886,414
-----------------------------------------------------------------------------
 Renaissance
 Learning, Inc. 1                                     19,600          471,968
-----------------------------------------------------------------------------
 Roxio, Inc. 1                                       235,100        1,126,129
-----------------------------------------------------------------------------
 RSA Security, Inc. 1                                228,900        3,250,380

31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 SOFTWARE Continued
 Sanchez Computer
 Associates, Inc. 1                                   32,100   $      133,215
-----------------------------------------------------------------------------
 SCO Group,
 Inc. (The) 1                                         76,600        1,302,200
-----------------------------------------------------------------------------
 SPSS, Inc. 1                                         20,700          370,116
-----------------------------------------------------------------------------
 Sybase, Inc. 1                                      144,500        2,973,810
-----------------------------------------------------------------------------
 Synplicity, Inc. 1                                    2,200           17,226
-----------------------------------------------------------------------------
 Systems & Computer
 Technology Corp. 1                                   19,100          312,285
-----------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1                                     57,700        1,662,337
-----------------------------------------------------------------------------
 Tradestation
 Group, Inc. 1                                        72,400          641,464
-----------------------------------------------------------------------------
 Transaction Systems
 Architects, Inc., Cl. A 1                            55,400        1,253,702
-----------------------------------------------------------------------------
 Ulticom, Inc. 1                                     205,600        1,984,040
-----------------------------------------------------------------------------
 VA Software Corp. 1                                 245,600          960,296
-----------------------------------------------------------------------------
 Wind River
 Systems, Inc. 1                                     198,500        1,738,860
                                                               --------------
                                                                   74,308,037

-----------------------------------------------------------------------------
 MATERIALS--4.7%
-----------------------------------------------------------------------------
 CHEMICALS--1.3%
 Agrium, Inc.                                         83,700        1,377,702
-----------------------------------------------------------------------------
 American
 Vanguard Corp.                                       11,600          432,332
-----------------------------------------------------------------------------
 Calgon Carbon Corp.                                  56,800          352,728
-----------------------------------------------------------------------------
 Cytec Industries, Inc. 1                             72,500        2,783,275
-----------------------------------------------------------------------------
 Ethyl Corp. 1                                        44,700          977,589
-----------------------------------------------------------------------------
 Hawkins, Inc.                                        12,700          177,292
-----------------------------------------------------------------------------
 Headwaters, Inc. 1                                   46,145          905,365
-----------------------------------------------------------------------------
 Hercules, Inc. 1                                    248,300        3,029,260
-----------------------------------------------------------------------------
 MacDermid, Inc.                                     129,500        4,434,080
-----------------------------------------------------------------------------
 Material
 Sciences Corp.                                        5,300           53,583
-----------------------------------------------------------------------------
 Octel Corp.                                          86,300        1,699,247
-----------------------------------------------------------------------------
 Olin Corp.                                          192,500        3,861,550
-----------------------------------------------------------------------------
 OM Group, Inc. 1                                    120,800        3,163,752
-----------------------------------------------------------------------------
 PolyOne Corp. 1                                      95,300          608,967
-----------------------------------------------------------------------------
 Stepan Co.                                           24,400          625,860
                                                               --------------
                                                                   24,482,582


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.6%
 AMCOL
 International Corp.                                 238,200   $    4,835,460
-----------------------------------------------------------------------------
 Ameron
 International Corp.                                  48,200        1,672,058
-----------------------------------------------------------------------------
 Centex Construction
 Products, Inc.                                       13,400          807,618
-----------------------------------------------------------------------------
 Florida Rock
 Industries, Inc.                                     55,700        3,055,145
                                                               --------------
                                                                   10,370,281

-----------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.3%
 Caraustar
 Industries, Inc. 1                                   28,900          398,820
-----------------------------------------------------------------------------
 Chesapeake Corp.                                     32,500          860,600
-----------------------------------------------------------------------------
 Graphic
 Packaging Corp. 1                                    50,600          205,436
-----------------------------------------------------------------------------
 Mod-Pac Corp. 1                                       3,950           31,561
-----------------------------------------------------------------------------
 Packaging
 Dynamics Corp. 1                                     17,080          175,582
-----------------------------------------------------------------------------
 Silgan Holdings, Inc. 1                              85,400        3,637,186
                                                               --------------
                                                                    5,309,185

-----------------------------------------------------------------------------
 METALS & MINING--1.9%
 AK Steel
 Holding Corp. 1                                     419,700        2,140,470
-----------------------------------------------------------------------------
 Allegheny
 Technologies, Inc.                                  231,200        3,056,464
-----------------------------------------------------------------------------
 Brush Engineered
 Materials, Inc. 1                                     8,000          122,480
-----------------------------------------------------------------------------
 Carpenter
 Technology Corp.                                    136,000        4,021,520
-----------------------------------------------------------------------------
 Century
 Aluminum Co.                                        101,300        1,925,713
-----------------------------------------------------------------------------
 Cleveland-Cliffs, Inc. 1                             43,300        2,206,135
-----------------------------------------------------------------------------
 Gibraltar Steel Corp.                                 5,100          128,265
-----------------------------------------------------------------------------
 Goldcorp, Inc.                                       68,500        1,093,032
-----------------------------------------------------------------------------
 GrafTech
 International Ltd. 1                                 19,100          257,850
-----------------------------------------------------------------------------
 IMCO
 Recycling, Inc. 1                                    30,800          304,612
-----------------------------------------------------------------------------
 International Steel
 Group, Inc. 1                                        29,100        1,133,445
-----------------------------------------------------------------------------
 Liquidmetal
 Technologies, Inc. 1                                 58,600          166,424
-----------------------------------------------------------------------------
 Meridian Gold, Inc. 1                                38,700          566,911

32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 METALS & MINING Continued
 Metal
 Management, Inc. 1                                   84,900   $    3,135,357
-----------------------------------------------------------------------------
 Metals USA, Inc. 1                                   60,300          607,221
-----------------------------------------------------------------------------
 NN, Inc.                                             86,300        1,086,517
-----------------------------------------------------------------------------
 Peabody
 Energy Corp.                                         69,100        2,882,161
-----------------------------------------------------------------------------
 RTI International
 Metals, Inc. 1                                       27,800          468,986
-----------------------------------------------------------------------------
 Schnitzer Steel
 Industries, Inc.                                    110,300        6,673,150
-----------------------------------------------------------------------------
 Steel
 Technologies, Inc.                                   24,600          435,174
-----------------------------------------------------------------------------
 Westmoreland
 Coal Co.                                             16,700          292,250
-----------------------------------------------------------------------------
 Wheaton River
 Minerals Ltd. 1                                     383,900        1,149,695
                                                               --------------
                                                                   33,853,832

-----------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.6%
 Buckeye
 Technologies, Inc. 1                                 52,100          523,605
-----------------------------------------------------------------------------
 Deltic Timber Corp.                                  12,200          370,880
-----------------------------------------------------------------------------
 Louisiana-Pacific
 Corp. 1                                             352,800        6,308,064
-----------------------------------------------------------------------------
 Pope & Talbot, Inc.                                  11,800          207,798
-----------------------------------------------------------------------------
 Potlatch Corp.                                       86,100        2,993,697
-----------------------------------------------------------------------------
 Schweitzer-Mauduit
 International, Inc.                                   5,600          166,768
                                                               --------------
                                                                   10,570,812

-----------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--1.3%
-----------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
 AXXENT, Inc. 1,2                                    100,000               --
-----------------------------------------------------------------------------
 D&E
 Communications,
 Inc.                                                  4,600           66,746
-----------------------------------------------------------------------------
 General
 Communication,
 Inc., Cl. A 1                                        89,600          779,520
-----------------------------------------------------------------------------
 Golden
 Telecom, Inc. 1                                      54,900        1,523,475
-----------------------------------------------------------------------------
 Hungarian
 Telephone &
 Cable Corp. 1                                         3,400           33,524
-----------------------------------------------------------------------------
 McLeodUSA,
 Inc., Cl. A 1                                       531,700          786,916


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 North Pittsburgh
 Systems, Inc.                                        72,200   $    1,365,302
-----------------------------------------------------------------------------
 Primus
 Telecommunications
 Group, Inc. 1                                        87,600          891,768
-----------------------------------------------------------------------------
 PTEK Holdings, Inc. 1                                28,600          251,966
-----------------------------------------------------------------------------
 Shenandoah
 Telecommunications
 Co.                                                    2,200          112,772
-----------------------------------------------------------------------------
 Talk America
 Holdings, Inc. 1                                    142,300        1,639,296
-----------------------------------------------------------------------------
 Time Warner
 Telecom, Inc., Cl. A 1                              256,300        2,596,319
-----------------------------------------------------------------------------
 US LEC Corp., Cl. A 1                                21,600          170,208
-----------------------------------------------------------------------------
 Warwick Valley
 Telephone Co.                                        14,000          414,260
                                                               --------------
                                                                   10,632,072

-----------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.7%
 Boston
 Communications
 Group, Inc. 1                                        91,500          850,035
-----------------------------------------------------------------------------
 Centennial
 Communications
 Corp. 1                                              93,200          490,232
-----------------------------------------------------------------------------
 Cincinnati Bell, Inc. 1                             559,200        2,823,960
-----------------------------------------------------------------------------
 Dobson
 Communications
 Corp., Cl. A 1                                      157,100        1,032,147
-----------------------------------------------------------------------------
 Price
 Communications
 Corp. 1                                              53,500          734,555
-----------------------------------------------------------------------------
 Triton PCS Holdings,
 Inc., Cl. A 1                                       156,100          871,038
-----------------------------------------------------------------------------
 UbiquiTel, Inc. 1                                   368,900          991,972
-----------------------------------------------------------------------------
 Wireless
 Facilities, Inc. 1                                  282,000        4,190,520
                                                               --------------
                                                                   11,984,459

--------------------------------------------------------------------------------
 UTILITIES--1.2%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.5%
 Aquila, Inc. 1                                      527,000        1,786,530
-----------------------------------------------------------------------------
 Black Hills Corp.                                     2,600           77,558
-----------------------------------------------------------------------------
 Canadian Hydro
 Developers, Inc. 1                                  406,000          691,198
-----------------------------------------------------------------------------
 Central Vermont
 Public Service Corp.                                 12,400          291,400

33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-----------------------------------------------------------------------------
                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-----------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 CH Energy
 Group, Inc.                                          48,000   $    2,251,200
-----------------------------------------------------------------------------
 Green Mountain
 Power Corp.                                          16,400          387,040
-----------------------------------------------------------------------------
 MGE Energy, Inc.                                        700           22,057
-----------------------------------------------------------------------------
 UniSource
 Energy Corp.                                          5,400          133,164
-----------------------------------------------------------------------------
 Westar Energy, Inc.                                 168,000        3,402,000
                                                               --------------
                                                                    9,042,147

-----------------------------------------------------------------------------
 GAS UTILITIES--0.7%
 Chesapeake
 Utilities Corp.                                      28,200          734,610
-----------------------------------------------------------------------------
 Energen Corp.                                       116,200        4,767,686
-----------------------------------------------------------------------------
 EnergySouth, Inc.                                     5,900          206,500
-----------------------------------------------------------------------------
 Laclede Group,
 Inc. (The)                                           22,900          653,795
-----------------------------------------------------------------------------
 New Jersey
 Resources Corp.                                       7,900          304,229
-----------------------------------------------------------------------------
 South Jersey
 Industries, Inc.                                      4,500          182,250
-----------------------------------------------------------------------------
 Southwestern
 Energy Co. 1                                        156,000        3,728,400
-----------------------------------------------------------------------------
 UGI Corp.                                            22,550          764,445
                                                               --------------
                                                                   11,341,915

-----------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.0%
 Avista Corp.                                         28,300          512,791
-----------------------------------------------------------------------------
 WATER UTILITIES--0.0%
 SJW Corp.                                             2,800          249,900
                                                               --------------
 Total Common Stocks
 (Cost $1,391,690,875)                                          1,789,861,142

-----------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%
 Astronics Corp., Cl. B 1,2
 (Cost $55,238)                                        7,900           41,475


                                                                 MARKET VALUE
                                                       UNITS       SEE NOTE 1
-----------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.1%
 Canadian Superior
 Energy, Inc. Wts.,
 Exp. 3/14/04 1,2                                    632,500   $      623,659
-----------------------------------------------------------------------------
 Timco Aviation
 Services, Inc. Wts.,
 Exp. 2/28/07 1                                        3,661               --
                                                               --------------
 Total Rights, Warrants
 and Certificates
 (Cost $507)                                                          623,659

                                                   PRINCIPAL
                                                      AMOUNT
-----------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
 Timco Aviation
 Services, Inc.,
 8% Sub. Nts., 1/2/07 2,3
 (Cost $826)                                      $    3,530              194

-----------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.8%
 Undivided interest of 13.07% in joint
 repurchase agreement (Principal Amount/Market
 Value $109,556,000, with a maturity value of
 $109,560,869) with Banc One Capital
 Markets, Inc., 0.80%, dated 12/31/03,
 to be repurchased at $14,323,637
 on 1/2/04, collateralized by U.S.
 Treasury Bonds, 4.25%, 11/30/13,
 with a value of $111,861,618
 (Cost $14,323,000)                               14,323,000       14,323,000

-----------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $1,406,070,446)                                 100.6%   1,804,849,470
-----------------------------------------------------------------------------
 LIABILITIES IN
 EXCESS OF
 OTHER ASSETS                                           (0.6)     (10,343,439)
                                                  ---------------------------
 NET ASSETS                                            100.0%  $1,794,506,031
                                                  ===========================

 FOOTNOTES TO STATEMENT OF INVESTMENTS
 1. Non-income producing security.
 2. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.
 3. Interest or dividend is paid-in-kind.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
--------------------------------------------------------------------------------

 DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
 ASSETS
----------------------------------------------------------------------------------------------------
 Investments, at value (including securities loaned of approximately $273,004,000)
 (cost $1,406,070,446)--see accompanying statement                                   $1,804,849,470
----------------------------------------------------------------------------------------------------
 Cash                                                                                       442,771
----------------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                       282,660,911
----------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                        24,849,346
 Shares of beneficial interest sold                                                       6,072,811
 Interest and dividends                                                                     520,363
 Other                                                                                        9,609
                                                                                     ---------------
 Total assets                                                                         2,119,405,281

----------------------------------------------------------------------------------------------------
 LIABILITIES
----------------------------------------------------------------------------------------------------
 Return of collateral for securities loaned                                             282,660,911
----------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                          121
----------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                   36,467,997
 Shares of beneficial interest redeemed                                                   4,033,221
 Distribution and service plan fees                                                       1,024,012
 Transfer and shareholder servicing agent fees                                              396,161
 Shareholder reports                                                                        255,452
 Trustees' compensation                                                                       6,332
 Other                                                                                       55,043
                                                                                     ---------------
 Total liabilities                                                                      324,899,250

----------------------------------------------------------------------------------------------------
 NET ASSETS                                                                          $1,794,506,031
                                                                                     ===============

----------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                          $       98,173
----------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                           1,366,250,652
----------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                         (6,258,661)
----------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency transactions          35,635,736
----------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                          398,780,131
                                                                                     ---------------
 NET ASSETS                                                                          $1,794,506,031
                                                                                     ===============

35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED / CONTINUED
----------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $910,926,218 and 49,082,812 shares of beneficial interest outstanding)                      $18.56
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                                    $19.69
----------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $450,761,490
 and 25,121,196 shares of beneficial interest outstanding)                                   $17.94
----------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $353,962,407
 and 19,704,334 shares of beneficial interest outstanding)                                   $17.96
----------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $66,673,869
 and 3,620,844 shares of beneficial interest outstanding)                                    $18.41
----------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $12,182,047 and 643,838 shares of beneficial interest outstanding)                $18.92

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $42,464)                             $  5,130,831
--------------------------------------------------------------------------------------------------
 Portfolio lending fees                                                                   393,215
--------------------------------------------------------------------------------------------------
 Interest                                                                                 144,004
                                                                                     -------------
 Total investment income                                                                5,668,050

--------------------------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------------------------
 Management fees                                                                        4,947,031
--------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                  921,841
 Class B                                                                                1,977,251
 Class C                                                                                1,501,025
 Class N                                                                                  136,954
--------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                1,047,406
 Class B                                                                                  707,345
 Class C                                                                                  401,560
 Class N                                                                                  133,516
 Class Y                                                                                       57
--------------------------------------------------------------------------------------------------
 Shareholder reports:
 Class A                                                                                   56,010
 Class B                                                                                   29,525
 Class C                                                                                   21,917
 Class N                                                                                      197
 Class Y                                                                                    3,915
--------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                    16,727
--------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                               11,986
--------------------------------------------------------------------------------------------------
 Other                                                                                     18,677
                                                                                     -------------
 Total expenses                                                                        11,932,940
 Less reduction to custodian expenses                                                      (1,994)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A           (5,564)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B          (15,342)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C           (4,007)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N          (36,292)
                                                                                     -------------
 Net expenses                                                                          11,869,741

--------------------------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                                   (6,201,691)

--------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------------------
 Net realized gain on:
 Investments                                                                          178,896,957
 Foreign currency transactions                                                            490,682
                                                                                     -------------
 Net realized gain                                                                    179,387,639
--------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                          155,611,498
 Translation of assets and liabilities denominated in foreign currencies                  746,638
                                                                                     -------------
 Net change in unrealized appreciation                                                156,358,136

--------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $329,544,084
                                                                                     =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS                YEAR
                                                                                          ENDED               ENDED
                                                                              DECEMBER 31, 2003            JUNE 30,
                                                                                    (UNAUDITED)                2003
--------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment loss                                                             $   (6,201,691)     $   (9,090,919)
--------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                           179,387,639        (130,573,916)
--------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                              156,358,136         138,671,116
                                                                                 -----------------------------------
 Net increase (decrease) in net assets resulting from operations                    329,544,084            (993,719)

--------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                            162,781,319          72,951,719
 Class B                                                                             34,382,707          48,632,931
 Class C                                                                             50,094,716          53,042,666
 Class N                                                                             13,165,128          23,607,252
 Class Y                                                                              2,482,376           5,090,458

--------------------------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------------------------
 Total increase                                                                     592,450,330         202,331,307
--------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                              1,202,055,701         999,724,394
                                                                                 -----------------------------------
 End of period [including accumulated net investment
 loss of $6,258,661 and $56,970, respectively]                                   $1,794,506,031      $1,202,055,701
                                                                                 ===================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                                         YEAR
                                                            ENDED                                                        ENDED
                                                DECEMBER 31, 2003                                                     JUNE 30,
CLASS A                                               (UNAUDITED)           2003           2002           2001          2000 1
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $14.78         $15.12         $15.02         $14.77          $10.00
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.05)          (.08)          (.08)          (.08)           (.06)
 Net realized and unrealized gain (loss)                     3.83           (.26)           .19           1.12            4.85
                                                         ----------------------------------------------------------------------
 Total from investment operations                            3.78           (.34)           .11           1.04            4.79
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                          --             --           (.01)          (.79)           (.02)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $18.56         $14.78         $15.12         $15.02          $14.77
                                                         ======================================================================

-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                         25.58%         (2.25)%         0.71%          7.66%          47.98%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $910,926       $584,052       $512,337       $294,780       $141,721
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $743,812       $490,057       $386,221       $205,916       $ 75,295
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                        (0.45)%        (0.59)%        (0.50)%        (0.60)%         (0.82)%
 Total expenses                                              1.20%          1.39%          1.37%          1.28%           1.50%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                   N/A 4,5       1.36%           N/A 4          N/A 4           N/A 4
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       54%           117%           134%           181%            108%

 1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 3. Annualized for periods of less than one full year.
 4. Reduction to custodian expenses less than 0.01%.
 5. Voluntary waiver of transfer agent fees less than 0.01%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                                         YEAR
                                                            ENDED                                                        ENDED
                                                DECEMBER 31, 2003                                                     JUNE 30,
CLASS B                                               (UNAUDITED)           2003           2002           2001          2000 1
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $14.35         $14.79         $14.80         $14.68          $10.00
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.09)          (.14)          (.12)          (.14)           (.11)
 Net realized and unrealized gain (loss)                     3.68           (.30)           .12           1.05            4.81
                                                         ----------------------------------------------------------------------
 Total from investment operations                            3.59           (.44)            --            .91            4.70
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                          --             --           (.01)          (.79)           (.02)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $17.94         $14.35         $14.79         $14.80          $14.68
                                                         ======================================================================

-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                         25.02%         (2.98)%        (0.02)%         6.79%          47.08%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $450,761       $330,174       $285,102       $177,479         $99,060
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $392,884       $268,057       $218,939       $128,350         $51,951
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                        (1.28)%        (1.34)%        (1.25)%        (1.36)%         (1.53)%
 Total expenses                                              2.03%          2.21%          2.12%          2.05%           2.21%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                  2.02%          2.11%           N/A 4          N/A 4           N/A 4
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       54%           117%           134%           181%            108%

 1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 3. Annualized for periods of less than one full year.
 4. Reduction to custodian expenses less than 0.01%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                       SIX MONTHS                                                         YEAR
                                                            ENDED                                                        ENDED
                                                DECEMBER 31, 2003                                                     JUNE 30,
CLASS C                                               (UNAUDITED)           2003           2002           2001          2000 1
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $14.36         $14.79         $14.81         $14.68          $10.00
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.08)          (.13)          (.10)          (.13)           (.10)
 Net realized and unrealized gain (loss)                     3.68           (.30)           .09            1.05           4.80
                                                         ----------------------------------------------------------------------
 Total from investment operations                            3.60           (.43)          (.01)            .92           4.70
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                          --             --           (.01)          (.79)           (.02)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $17.96         $14.36         $14.79          $14.81         $14.68
                                                         ======================================================================
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                         25.07%         (2.91)%        (0.09)%         6.86%          47.08%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $353,962       $238,717       $186,108        $89,814         $43,695
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $298,385       $186,380       $127,393        $60,762         $21,984
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                        (1.19)%        (1.30)%        (1.23)%        (1.36)%         (1.54)%
 Total expenses                                              1.94% 4,5      2.07% 4        2.12% 4        2.05% 4         2.21% 4
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       54%           117%           134%           181%            108%

 1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 3. Annualized for periods of less than one full year.
 4. Reduction to custodian expenses less than 0.01%.
 5. Voluntary waiver of transfer agent fees less than 0.01%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                         YEAR
                                                            ENDED                                        ENDED
                                                DECEMBER 31, 2003                                     JUNE 30,
CLASS N                                               (UNAUDITED)           2003           2002         2000 1
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $14.69         $15.05         $15.00         $13.53
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.07)          (.11)          (.12)          (.02)
 Net realized and unrealized gain (loss)                     3.79           (.25)           .18           1.49
                                                         -----------------------------------------------------
 Total from investment operations                            3.72           (.36)           .06           1.47
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                          --             --           (.01)            --
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $18.41         $14.69         $15.05         $15.00
                                                         ======================================================

---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                         25.32%         (2.39)%         0.38%         10.87%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                 $66,674        $41,474        $14,557           $995
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $54,478        $24,417        $ 5,924           $445
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                        (0.77)%        (0.83)%        (0.66)%        (0.76)%
 Total expenses                                              1.65%          1.64%          1.65%          1.59%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                  1.52%          1.60%           N/A 4          N/A 4
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       54%           117%           134%           181%

 1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 3. Annualized for periods of less than one full year.
 4. Reduction to custodian expenses less than 0.01%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                       SIX MONTHS                                                         YEAR
                                                            ENDED                                                        ENDED
                                                DECEMBER 31, 2003                                                     JUNE 30,
CLASS Y                                               (UNAUDITED)           2003           2002           2001          2000 1
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $15.03         $15.27         $15.11         $14.82         $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.02)          (.07)          (.10)          (.05)           (.04)
 Net realized and unrealized gain (loss)                     3.91           (.17)           .27           1.13            4.88
                                                         ---------------------------------------------------------------------
 Total from investment operations                            3.89           (.24)           .17           1.08            4.84
-------------------------------------------------------------------------------------------------------------------------------

 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                          --             --           (.01)          (.79)           (.02)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $18.92         $15.03         $15.27         $15.11          $14.82
                                                         =====================================================================

-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                         25.88%         (1.57)%         1.11%          7.90%          48.48%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                 $12,182         $7,637         $1,619             $2              $1
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $ 9,218         $3,460         $  813             $2              $1
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                0.09%          0.00%          0.01%         (0.23)%         (0.37)%
 Total expenses                                              0.74%          0.79%          0.97%          0.89%           1.18%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                   N/A 4          N/A 4         0.93%           N/A 4           N/A 4
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       54%           117%           134%           181%            108%

 1. For the period from August 2, 1999 (commencement of operations) to June 30, 2000.
 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 3. Annualized for periods of less than one full year.
 4. Reduction to custodian expenses less than 0.01%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of December 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2003 and the year ended June 30, 2003, the Fund used $70,002,232 and $0, respectively, of carryforward to offset capital gains realized.

 As of June 30, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              --------------------------------
                              2010                $ 9,288,506
                              2011                 60,713,726
                                                  ------------
                              Total               $70,002,232
                                                  ============

45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED DECEMBER 31, 2003                       YEAR ENDED JUNE 30, 2003
                                SHARES                 AMOUNT                  SHARES                 AMOUNT
-------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                       14,494,039           $245,502,042              28,842,216          $ 373,711,631
 Redeemed                   (4,930,353)           (82,720,723)            (23,218,757)          (300,759,912)
                            ---------------------------------------------------------------------------------
 Net increase                9,563,686           $162,781,319               5,623,459          $  72,951,719
                            ================================================================================

46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                           SIX MONTHS ENDED DECEMBER 31, 2003                       YEAR ENDED JUNE 30, 2003
                                SHARES                 AMOUNT                  SHARES                 AMOUNT
-------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                        3,953,181           $ 64,263,798               9,370,965           $119,637,485
 Redeemed                   (1,843,795)           (29,881,091)             (5,642,090)           (71,004,554)
                            ---------------------------------------------------------------------------------
 Net increase                2,109,386           $ 34,382,707               3,728,875            $48,632,931
                            ================================================================================

-------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                        4,407,657           $ 71,831,161               8,888,859           $113,501,879
 Redeemed                   (1,329,250)           (21,736,445)             (4,846,737)           (60,459,213)
                            ---------------------------------------------------------------------------------
 Net increase                3,078,407           $ 50,094,716               4,042,122           $ 53,042,666
                            ================================================================================

-------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                        1,172,520           $ 19,567,460               2,316,468           $ 29,545,217
 Redeemed                     (375,508)            (6,402,332)               (459,607)            (5,937,965)
                            ---------------------------------------------------------------------------------
 Net increase                  797,012           $ 13,165,128               1,856,861           $ 23,607,252
                            ================================================================================

-------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                          278,830           $  4,800,812                 491,287           $  6,261,675
 Redeemed                     (143,250)            (2,318,436)                (89,058)            (1,171,217)
                            ---------------------------------------------------------------------------------
 Net increase                  135,580           $  2,482,376                 402,229           $  5,090,458
                            ================================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2003, were $1,086,639,328 and $789,530,630, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2003, the Fund paid $2,152,856 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time

47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2003 for Class B, Class C and Class N shares was $7,946,348, $3,727,342 and $945,833, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
 SIX MONTHS            RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 ENDED                 DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
 December 31, 2003        $506,334          $3,761        $324,839         $24,158         $64,680

48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of December 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                      NUMBER OF
                         EXPIRATION   CONTRACTS      VALUATION AS OF     UNREALIZED
 CONTRACT DESCRIPTION          DATE      (000S)        DEC. 31, 2003   DEPRECIATION
------------------------------------------------------------------------------------------
 CONTRACTS TO SELL
 Canadian Dollar [CAD]       1/2/04          83CAD           $63,983           $121

--------------------------------------------------------------------------------
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2003 was $2,501,401, which represents 0.14% of the Fund's net assets, of which $921,181 is considered restricted. Information concerning restricted securities is as follows:

                                                                  VALUATION
                                                                      AS OF     UNREALIZED
 SECURITY                  ACQUISITION DATE   COST PER UNIT   DEC. 31, 2003   APPRECIATION
------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Esprit Exploration Ltd.             6/4/02        $784,403        $921,181       $136,778

49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 7. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of December 31, 2003, the Fund had on loan securities valued at approximately $273,004,000. Cash of $282,660,911 was received as collateral for the loans, and has been invested in approved instruments.

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 8. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at December 31, 2003.

50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Trust has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10. CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)